As filed with the SEC on April 29, 2022

Registration No. 33-24400

Registration No. 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 128	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number: (800) 544-8888

GERALD W. PATTERSON

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2022, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485

☐	on (date), pursuant to paragraph (a) (1) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2022

Fidelity Retirement Reserves®

Issued by Fidelity Investments Life Insurance Company (“FILI”)

Introduction:

Fidelity Retirement Reserves® is an individual, deferred, flexible premium variable annuity contract (the “Contract”) issued by Fidelity Investments Life Insurance Company (“FILI”, the “Company”, “we”, or “us”). The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. Currently, we do not offer this Contract for sale to new investors, but we allow money to be added to in-force Contracts.

You purchased your Contract (1) on a non-qualified basis, or (2) on a qualified basis as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended, in connection with the “rollover” of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Money may be directed to one or more of the Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”). Depending on the state of issue of your Contract, you may also be able to direct part of your money to a fixed-rate investment option funded through our general account (the “Fixed Account”).

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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GLOSSARY

Accumulation Phase (referred to as “Accumulation Period” in the Contract) - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Annuity Unit Value - The value of a particular Annuity Unit at a particular time.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a mortality and expense risk charge and an administrative charge.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant’s lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It is stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

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Fixed Account - A fixed-rate investment option funded through FILI’s general account. FILI credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the “Guaranteed Account”.

Income Phase (referred to as “Annuity Period” in the Contract) - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of twelve per calendar year.			Fee Tables
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 9. Current Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.80%[1]	1.00%[1]
	Subaccounts (Fund fees and expenses)	0.10%[2]	1.54%[2]
	Optional Benefits for an Additional Charge	0.20%[3]	0.20%[3]

[1] As a percentage of the average Contract Value allocated to the Variable Account.
[2] As a percentage of the net assets of each Subaccount.
[3] Enhanced Death Benefit charge of 0.05% is deducted once each quarter until the Annuitant’s 85th birthday, as a percentage of the Contract Value on the date of the charge. This optional benefit is no longer available for sale.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $849		Highest Annual Cost $2,208
	Assumes		Assumes

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Fund fees and expenses

•  No optional benefits

•  No Sales Charge

•  No additional purchase payments, transfers or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Fund fees and expenses

•  No Sales Charge

•  No additional purchase payments, transfers or withdrawals

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Risks		Location in Prospectus
Risk of Loss	An investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.	1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•  Performance will vary based on the performance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

•  The interest rate associated with a purchase payment or an amount transferred into Fixed Account may vary from time to time.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds 6(b). Facts About the Fixed Account
Insurance Company Risks	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s financial strength and claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of February 16, 2022.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

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Restrictions		Location in Prospectus
Investments

•  Depending on the state of issue of your Contract, transfers or additional payments into the Fixed Account are either prohibited entirely or subject to specific limitations.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3(b). Purchase Payments 5. Trading Among Subaccounts 6. The Fixed Account 12(a). Changes in Subaccounts
Optional Benefits	• There are currently no optional benefits available for purchase. • The Enhanced Death Benefit Rider allows the Owner to terminate the Rider by providing advance written notice to FILI.	4. Benefits of the Contract

Taxes		Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contract with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contact until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 10. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3(a). Purchase of a Contract

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OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

The Contract is designed to provide long-term, tax-deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It also provides a Death Benefit to help protect your designated beneficiaries. Finally, it can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax-deferred basis and have a long-term investment horizon.

How do I accumulate assets in this Contract and receive income from the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

To help you accumulate assets, you invest your purchase payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

Owners of contracts issued in a limited number of states are also allowed to direct a portion of their Contract Value to a fixed-rate investment option funded through our general account (the “Fixed Account”). The Fixed Account may also be referred to as the “Guaranteed Account”. We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates. See 6(b). Facts About the Fixed Account.

•	Income Phase

During the Income Phase, the Contract pays a stream of income payments to the Annuitant, a person designated by the Owner and upon whose life annuity income payments are based. Annuity income payments commence on the Annuity Date, a date the Owner selects. Please note on the Annuity Date, (i) the Annuitant becomes the Owner of the Contract, (ii) there may no longer be an ability to make withdrawals, and (iii) the Death Benefit terminates.

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both.

•	If you elect a fixed income, your Contract’s participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•	If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the Income Phase.

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If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

What are the other primary features of the Contract?

Other primary Contract features:

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Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although withdrawals prior to age 59 1⁄2 may be subject to a tax penalty).

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Tax treatment: You can exchange money among the Subaccounts without tax implications. Under current law, you will not be taxed on increases in the value of your Contact until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

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Death Benefit: If the Annuitant dies prior to the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Beneficiaries you have designated.

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Enhanced Death Benefit Rider: This is an optional death benefit that could be elected by Contract Owners for a limited period of time. It is no longer available for purchase. Under this benefit, if death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greatest of three different values calculated. If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI. See 4. Benefits of the Contract.

•	Automatic Deduction Plan: At no additional charge, you may use our Automatic Deduction Plan to make periodic, pre-authorized payments from your checking account.

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Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”), but not both, to any of the other Subaccounts. Note you cannot transfer money to the Fixed Account using Dollar Cost Averaging. Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix of Subaccounts. Note you may not use Automatic Rebalancing if you have a balance in the Fixed Account.

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Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	Maximum Charge	Current Charge

Exchange FeeA	$15.00	None

A	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge	Current Charge

Administrative ExpenseB (deducted from Contract Value)	$50	$30

Base Contract ExpensesC (as a percentage of the average Contract Value allocated to the Variable Account)	1.00%	0.80%

Optional Benefit ExpensesD Enhanced Death Benefit Rider	0.20%	0.20%

(as a percentage of the Contract Value on the date of the charge.)

B

We call this fee “Maintenance Charge” in your Contract. We currently waive this charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000, and for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not intend to charge more than $30 per year, we reserve the right to increase this charge up to $50 if warranted by the expenses we incur. We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

C

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge, which is a separate charge from the Contract’s $30 Administrative Expense. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”. Although we do not now intend to charge more than 0.80% per year, we reserve the right to increase Base Contract Expenses to 1.00%.

D	0.05% is deducted once each quarter. This optional benefit is no longer available for sale.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum

(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.54%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.25%E

E	This reflects temporary reductions to Fund expenses.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses and annual Fund expenses.

Both examples assume that you invest $100,000 in the Contract for the time periods indicated and your investment has a 5% return each year. Example 1 assumes maximum Base Contract Expenses, Optional Benefit Expenses, and maximum annual Fund expenses. Example 2 assumes current Base Contract Expenses, no Optional Benefit Expenses, and maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

(1) Assuming maximum Base Contract Expenses and Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,785	$8,545	$14,566	$30,842

(2) Assuming current Base Contract Expenses and No Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,379	$7,328	$12,543	$26,840

1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. The portion of your Contract Value allocated to the Subaccounts will vary with the investment performance of the single Fund in which the Subaccount invests. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.

Fixed Account Interest Rate Risk: Different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Another Annuity Contract May Be More Appropriate: It is possible that other annuity contracts, including contracts with lower expenses, may be more appropriate for you based on your current needs. For example, if the Death Benefit and Fixed Account available in this Contract are not important to you, another less expensive annuity contract could be more appropriate. Note exchanging from one annuity contract to another should only be done after a careful consideration of the benefits, features, and expenses of the existing and proposed annuity.

Potential Harmful Fund Transfer Activity: Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the

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Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”). FILI has adopted policies designed to discourage frequent trading. See 5(f). FILI Policies Regarding Frequent Trading.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations to you – obligations under the Fixed Account, Death Benefit, and annuity income payments could be especially at risk.

Risk of Increase in Current Fees and Expenses: Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

2. FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). FILI and the Variable Account

FILI: The Contract is issued by FILI, which is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Interest credited to amounts allocated to the Fixed Account, the Death Benefit, and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 16, 2022.1 Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).

2(b). The Funds

Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

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Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same Adviser; however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds’ advisors or their affiliates. These payments are not contract charges, and do not increase fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.fidelity.com/NRRreports.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”), affiliates of us and subsidiaries of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. compensation of not more than 2% of payments received in the first Contract Year for marketing and distribution. We also pay Fidelity Insurance Agency, Inc. renewal compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASING AND CONTRIBUTING TO A CONTRACT

3(a). Purchase of a Contract

Currently, we do not offer this Contract for sale to new investors, but we allow money to be added to in-force Contracts.

Application and Initial Purchase Payment: You purchased your Contract on (1) a non-qualified basis (“Non-qualified Contract”), or (2) as an Individual Retirement Annuity (“IRA”) that qualifies for special federal income tax treatment (“Qualified Contract”).

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Generally, we issued Qualified Contracts only in connection with a “rollover” of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract, individuals were generally required to make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See 10. Tax Considerations.

To purchase a Non-qualified Contract, individuals were generally required to make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant was required to be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant was required to be no older than 85 years old).

We also allowed a Non-qualified Contract to be purchased by exchanging Fidelity Variable Annuity (another annuity Contract issued by FILI). For these purchases, the original contract was exchanged for a new Contract with a purchase price equal to the Contract Value of the original contract on the date of the exchange. In addition, a Contract purchased through such an exchange is subject to certain special provisions, which are described throughout the prospectus.

We applied your initial payment to the purchase of a Contract within two business days of receiving your payment and completed application form in good order at our Annuity Service Center. The date that we credited your initial payment and issued your Contract is called the Contract Date.

Replacement of Contracts: You can generally exchange a Non-qualified Contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if buy the contract through an exchange, transfer or otherwise).

3(b). Purchase Payments

Contributing to a Contract: You are allowed to make transfers or additional payments into the Fixed Account if you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997.

All Contracts are allowed to make additional payments into the Variable Account.

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan under 4. Benefits of the Contract. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See 11(i). Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage “core” account, or other eligible Fidelity account (“Fidelity Account”). You may also request to add an additional payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

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You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

Additional payments allocated to the Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units below.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See 6. The Fixed Account.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, postal money orders and Traveler’s Express international money orders.

Investment Allocation of Your Purchase Payments: Payments allocated to the Variable Account are invested directly in the selected Subaccounts. All percentage allocations must be in whole numbers. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Any additional payments allocated to the Fixed Account are credited directly to the Fixed Account. If you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997, you may make transfers or additional payments into the Fixed Account but such allocations are limited to $50,000 during any one Contract Year, and are only allowed prior to the Annuity Date.

The Fixed Account may also be subject to an overall maximum allocation amount limitation. See 6(c). Fixed Account Transfers.

Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the purchase payment is received at out Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.

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The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

4. BENEFITS OF THE CONTRACT

The following tables summarize information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Standard Benefits Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Contract Value Benefit	Upon death of an Owner prior to the Annuity Date and while the Annuitant is still living, this provides a benefit equal to the Contract Value.	None

Poor investment performance and

withdrawals can significantly

reduce the benefit.

To the extent the deceased Owner was also the Annuitant, the terms of the Contract’s Death Benefit override the Contract Value Benefit.

Return of Premium Death Benefit

If death of the Annuitant occurs on

or before his or her 85th birthday,

the Death Benefit will be the

greater of

(a) Purchase payments paid, less

partial withdrawals, any applicable

surrender charges, and any

incurred taxes; and

(b) the Contract Value on date that

proof of death is received by FILI.

If the death of the Annuitant occurs

after his or her 85th birthday, the

Death Benefit will be the Contract

Value on date that proof of death is

received by FILI.

None

Applicable to Contracts purchased

prior to July 1, 2003 in all states

other than South Carolina and

Texas. Applicable to Contracts

purchased in South Carolina prior

to August 18, 2003. Applicable to

Contracts purchased in Texas prior

to September 3, 2003.

All Contracts this Death Benefit is

applicable to were issued

endorsement NRR-96103.

Withdrawals can significantly

reduce the benefit.

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Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Return of Premium Death Benefit – Adjusted Proportionally

If death of the Annuitant occurs on

or before his or her 85th birthday,

the Death Benefit will be the

greater of

(a) Purchase payments paid,

adjusted proportionally for any

partial withdrawals or partial 1035

exchanges, and less any applicable

taxes, and

(b) the Contract Value on date that

proof of death is received by FILI.

If the death of the Annuitant occurs

after his or her 85th birthday, the

Death Benefit will be the Contract

Value on date that proof of death is

received by FILI.

None

Applicable to Contracts purchased

on or after July 1, 2003 in all states

other than South Carolina, Texas,

and Oregon. Applicable to

Contracts purchased in South

Carolina on or after to August 18,

2003. Applicable to Contracts

purchased in Texas on or after

September 3, 2003. Not applicable

to any Contracts purchased in

Oregon.

All Contracts this Death Benefit is

applicable to were issued

endorsement NRR-96100-DB-03.

Withdrawals can significantly

reduce the benefit.

Optional Benefit Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Enhanced Death Benefit Rider

If death of the Annuitant occurs on

or before his or her 85th birthday,

the Death Benefit will be the

greatest of 1), 2), and 3) below.

1) Purchase payments made, less

any partial withdrawals and any

incurred taxes.

2) the Contract Value on date that

proof of death is received by FILI.

3) Highest Contract Value on

any Contract Anniversary

(“Anniversary”) on or after

Anniversary when Rider is added

to Contract and before Annuitant

reaches age 80, plus any purchase

payments received by FILI after

such Anniversary, reduced

proportionally for any withdrawals

after such Anniversary.

If the death of the Annuitant occurs

after his or her 85th birthday, the

Death Benefit will be the Contract

Value on date that proof of death is

received by FILI.

0.20% (as a % of Contract Value)

This optional Death Benefit is no

longer available for purchase.

If purchased, this optional death

benefit replaced the Contract’s

standard Death Benefit.

Withdrawals can significantly

reduce the benefit.

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Other Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Deduction Plan (“Automatic Annuity Builder”)	Allows for periodic, pre-authorized purchase payments from a checking account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.
Dollar Cost Averaging	Allows for automatic monthly dollar amount exchanges from one of two source Subaccounts (the source options) to any other Subaccount (the destination options).	None

Minimum transfer amount is $250.

May not be used at the same time

as Automatic Rebalancing.

May not be used to make transfers

to the Fixed Account.

We reserve the right to modify or

terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. May not be used if you have a balance in the Fixed Account. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

Benefits Payable Upon Death

Overview

All Contracts include the Contract Value Benefit and one of the three below Death Benefits. Note these benefits are only applicable during the Accumulation Phase. For information on the payments, if any, Beneficiaries will be entitled to following the death of the last surviving Annuitant during the Income Phase. See 8(d). Types of Annuity Income Options.

The main differences between the Contract Value Benefit and the Death Benefit are (1) in general, the Contract Value Benefit is triggered upon the death of an Owner before the Annuity Date, and the Death Benefit is triggered upon the death of the Annuitant before the Annuity Date, and (2) the Death Benefit guarantees your Beneficiary(ies) will receive a minimum distribution amount (if death occurs during a specified time period), whereas the Contract Value Benefit does not guarantee any minimum distribution amount. Please see Appendix B: Death Benefit Hypothetical Examples for examples illustrating the operation of each of the Death Benefits.

Details of Benefits

Contract Value Benefit: This is a benefit equal to the Contract Value that is triggered if an Owner dies before the Annuity Date. To the extent the deceased Owner was also the Annuitant, the terms of the Contract’s Death

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Benefit override the Contract Value Benefit. This is a standard benefit, meaning you do not need to elect it, and is included in all Contracts for no additional charge. Note—this benefit does not guarantee your designated beneficiary(ies) will receive a minimum amount. Poor investment performance and withdrawals can significantly reduce this benefit.

Return of Premium Death Benefit: This Death Benefit is applicable to:

•	Contracts purchased prior to July 1, 2003 in all states other than South Carolina and Texas,

•	Contracts purchased in South Carolina prior to August 18, 2003, and

•	Contracts purchased in Texas prior to September 3, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-96103.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a) The purchase payments paid, less any partial withdrawals and any applicable surrender charges and any incurred taxes; and

(b) The Contract Value on the date that proof of death is received by the FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company.

Return of Premium Death Benefit – Adjusted Proportionally: This Death Benefit is applicable to:

•	Contracts purchased on or after July 1, 2003 in all states other than South Carolina, Texas and Oregon,

•	Contracts purchased in South Carolina on or after August 18, 2003,

•	Contracts purchased in Texas on or after September 3, 2003, and

•	This Death Benefit is not applicable to any Contracts purchased in Oregon.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-9600-DB-03.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a) the purchase payments paid, adjusted for any partial withdrawals or partial 1035 exchanges as stated in the next sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange; and

(b) the Contract Value on the date that proof of death is received by FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of the death is received by the Company.

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Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited time in certain states. It is no longer available for purchase. If purchased, this Death Benefit replaced the Contract’s standard Death Benefit.

Cost:

A mortality charge is deducted quarterly. The amount of the charge for each quarter is 0.05% of the Contract Value on the date of the quarterly charge. No charges are made on or after the Annuitant’s 85th birthday.

Coverage:

If death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.

1) The purchase payments made, less any partial withdrawals and any incurred taxes.

2) The Contract Value on the date that proof of death is received by the FILI.

3) The highest Contract Value on any Contract Anniversary on or after the Contract Anniversary when this Rider was added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI.

Termination

The Owner may terminate the Rider by providing advance written notice to FILI. Termination will be effective as of the next date a mortality charge is due after FILI receives such notice.

The rider automatically terminates immediately upon the date that proof of death of the original Annuitant is received by FILI during the Accumulation Phase.

Who has the right to receive the Contract Value Benefit or Death Benefit?

The Beneficiary(ies) designated in the Contract has the right to the proceeds upon the death before the Annuity Date of all the Owners or the Annuitant. If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary(ies) will receive the distribution.

What are the different options for the Beneficiary(ies) in receiving the Contract Value or Death Benefit?

The below discussion applies only to Non-qualified Contracts. For a description of the settlement options applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

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Listed below are the settlement options that FILI makes available for the Contract Value Benefit and Death Benefit. Due to federal tax law that the Contract must comply with to qualify as an annuity for tax purposes, some of the settlement options are only available to certain types of Beneficiaries.

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the proceeds as described in the Contract. See 11(d). Abandoned Property.

		No restrictions	No restrictions
Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the proceeds in exchange for a guaranteed stream of income.	Beneficiary or surviving Owner must be a natural person	Beneficiary must be a natural person
Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary or surviving Owner’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining proceeds at any time.	Beneficiary or surviving Owner must be: • a natural person and • not the deceased Owner’s spouse	Beneficiary must be: • a natural person and • not the deceased Annuitant’s spouse
Continuation of Contract

Continue the Contract, or their portion of the Contract, as the Owner.

For the Contract Value Benefit, upon continuing the Contract the Beneficiary (or surviving Owner if different) becomes the Owner and the Annuitant remains the same.

For the Death Benefit, upon continuing the Contract the Beneficiary becomes the Owner as well as the Annuitant.

Beneficiary must be deceased Owner’s spouse

For jointly owned Contracts, upon an Owner’s death, the surviving Owner must be deceased Owner’s spouse AND the Beneficiary to elect this option

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Beneficiary must be deceased Annuitant’s spouse Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

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Automatic Deduction Plan

Under the automatic deduction plan (“Automatic Annuity Builder”) you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”) to any of the other Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the “Exchange Date”). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

Automatic Rebalancing

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Subaccounts. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

•	You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•	You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

Systematic Withdrawal Program

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

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Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

5. TRADING AMONG SUBACCOUNTS

5(a). General Procedures for Making Exchanges

You may currently exchange amounts among the Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge if you make exchanges in excess of twelve per calendar year. See Transaction Expenses in Fee Tables. We may also require you to submit your exchange instructions by mail.

Your request to make an exchange may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

5(b). Trading by Telephone or Internet

FILI reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

5(c). Effective Date of Exchanges Among Subaccounts

When you request an exchange between Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio’s receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

5(d). Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to

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make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

5(e). Short-Term Trading Risk

Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”).

The insurance-dedicated mutual funds available through the Subaccounts are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

5(f). FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research Company LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by Fidelity Management & Research Company LLC or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or exchange out of that Subaccount.

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In addition, each underlying mutual fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

5(g). Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into a Subaccount followed by a withdrawal or exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Subaccount;

(2)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

6. THE FIXED ACCOUNT

6(a). Important Disclaimer

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests

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in the Fixed Account option are not subject to the provisions of those Acts, and FILI has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

6(b). Facts About the Fixed Account

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As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to the “Fixed Account” only if you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997.

•

Allocations (including transfers) to the Fixed Account during any one Contract Year may not exceed $50,000, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

•	Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

•	We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law and that is disclosed on the schedule page of your Contract.

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When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

•	The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See 11(e). Reports to Owners.

6(c). Fixed Account Transfers

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the Contracts referenced in 6(b) above. Owners of all other contracts are not allowed to make transfers to the Fixed Account.

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, and it may not exceed the amount described in 6(b) above.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following the withdrawal or transfer out of the Fixed Account.

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When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2023, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above.

7. MAKING WITHDRAWALS

7(a). Overview of Withdrawals

You may at any time prior to the Annuity Date and while the Annuitant is still living surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawals will reduce the Contract Value and may significantly reduce a Contract’s Death Benefit. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Subaccounts in proportion to your Contract Value in each Subaccount at the time of the withdrawal.

Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See 11(h). Postponement of Payment.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

7(b). Withdrawals by Telephone

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.  Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.  The client may not withdraw an amount which would reduce the Contract Value to less than $2,500. This would require a surrender of the Contract which must be completed in writing and signed by all registered Contract Owners.

3.  For Contracts that have had an address change in the last 10 days, the limit is $100,000. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered Contract Owners.)

4.  The check must be made payable to all registered Contract Owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered Contract Owners.)

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5.  The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned Contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered Contract to an individually registered account or from a Contract owned by a trust to an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6.  Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program under 4. Benefits of the Contract.

8. INCOME PHASE

8(a). Annuity Date

When your Contract was issued, it generally provided for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant’s 85th birthday or, if later, the first day of the calendar month following the Contract’s fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 90th birthday. For a Non-qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

8(b). Selection of Annuity Income Options

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals. In addition, upon the Annuity Date, the Contract’s Death Benefit will terminate.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under 8(d). Types of Annuity Income Options.

8(c). Annuity Income Options

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both. Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

Fixed Annuity Income Payments: If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account.

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The annuity income payments will be fixed in amount, meaning the payment amount does not fluctuate and will be determined by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) the applicable annuity payments rates. The applicable annuity payment rates will be the greater of:

(a)  The guaranteed annuity income payment rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

Variable Annuity Income Payments: If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%. The applicable annuity payment rates will be the greater of:

(a)  The guaranteed annuity income payment rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

Combination Fixed and Variable Annuity Income Payments: If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

Important: After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

8(d). Types of Annuity Income Options

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

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You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. The frequency of payments you select will have an impact on the amount of each income payment. For example, assuming all else is equal, choosing to receive monthly payments will result in lower payment amounts than choosing to receive annual payments. Similarly, an election to receive payments over a longer expected period will result in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

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choosing to receive payments over your life and your spouse’s life under 2. Joint and Survivor Annuity below will result in lower payments than choosing to receive payments over your life under 1. Life Annuity below, and

•	choosing to include a guarantee period under 3. Life Annuity with 120 or 240 Monthly Payments Guaranteed below will result in lower payments than choosing not to include a guarantee period.

Finally, since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants.

In addition to the annuity income options provided for in the Contracts, other annuity Income options may be made available by the Company.

1. Life Annuity: We will make income payments monthly during the Annuitant’s lifetime ceasing with the last payment due prior to the Annuitant’s death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity: Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts — see the IRA Disclosure Statement that accompanies this prospectus. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed: Under this option we provide monthly income payments during the lifetime(s) of the Annuitant(s), and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period cannot exceed the amount permitted under the Code or may be limited to ensure compliance with the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

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9. CURRENT CHARGES AND OTHER DEDUCTIONS

9(a). Transaction Charge

Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge for each transfer in excess of twelve per calendar year. See Fee Tables.

9(b). Administrative Expense (called “Maintenance Charge” in your Contract)

Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We will deduct the annual maintenance charge from each Subaccount in proportion to the amount of your total Contract Value invested in that Subaccount on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. This maintenance charge compensates us for the portion of the expenses we incur in administering smaller Contracts that is above and beyond the amount we receive from such Contracts through the Daily Administrative Charge.

We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. Also, the criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments. In addition, we waive this annual maintenance charge for Contracts purchased after May  1, 1990 by exchanging Fidelity Variable Annuity.

9(c). Base Contract Expenses

Base Contract Expenses is the total of two separate charges, an Administrative Charge and a Mortality and Expense Risk Charge.

Daily Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.05%. This charge does not apply to the Fixed Account. The Daily Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee to never increase this charge above an effective annual rate of 0.25%.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners electing a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually elected, in that we make guaranteed payment rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Benefits Payable Upon Death under 4. Benefits of the Contract.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

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9(d). Optional Benefit Charge

If the Owner elected the Enhanced Death Benefit Rider we deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as described under Enhanced Death Benefit Rider in 4. Benefits of the Contract. We stop deducting this charge once the Annuitant reaches his or her 85th birthday.

9(e). Premium Taxes

We generally deduct a charge equal to any premium taxes that states require us to pay in connection with your Contract at the time we are required to pay it, which is either upon your purchase payment or upon commencement of annuity income payments. Note – in many states premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on (i) the state your Contract was issued in, and (ii) whether it is a Non-qualified or Qualified Contract. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, and Wyoming. The current range of state premium taxes is 0% to 3.5%.

9(f). Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

9(g). Other Taxes

We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See 10(f). FILI’s Taxes.

10. TAX CONSIDERATIONS

10(a). Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to “nonnatural” persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department’s requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may

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direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. See Benefits Payable Upon Death under 4. Benefits of the Contract. We intend to administer the Contracts to comply with federal tax law.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

10(b). Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract’s minimum initial payment of $10,000 was greater than the maximum annual contribution permitted to an IRA, a Qualified Contract could be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner’s interest in the Contract cannot be forfeitable; and

(3)  annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

10(c). Contract Values and Proceeds

In General: Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option. The taxable portion of a distribution is generally taxed as ordinary income.

An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

Taxes on Surrender of Contract Before Annuity Income Payments Begin: If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

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For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

Taxes on Partial Withdrawals: Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

Taxes on Income Payments: Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract’s cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in 4. Benefits of the Contract are taxed as annuity income payments.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

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10% Penalty Tax on Early Withdrawals or Distributions: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1⁄2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

10(d). Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

10(e). Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1⁄2, even if the custodian is 59 1⁄2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

10(f). FILI’s Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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11. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

11(a). Contract Rights

Owner: As an Owner named in the application, you have the rights and privileges specified in the Contract. Only a spouse can be added as a joint owner unless the contract is issued in California, Oregon, Pennsylvania or Vermont, in which case the joint owner can be a non-spouse. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as “tenancy by the entirety,” “joint tenants in common,” or “joint ownership by husband and wife.”

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-qualified Contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

Annuitant: The Contract permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Beneficiary: The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds (upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries) to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

11(b). Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

11(c). Assignment

You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See 10. Tax Considerations. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

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11(d). Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

11(e). Reports to Owners

During the Accumulation Phase, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, shareholder reports for funds available under your Contract will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Finally, Contract Owners have access to their Contract information online at Fidelity.com.

11(f). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

11(g). Non-Participating Contract

Our variable annuity Contracts are “non-participating.” This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

11(h). Postponement of Payment

•	In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•	We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant’s death and all required documentation.

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•

However, we may delay payment if (a) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•

In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

11(i). Special Provisions Applicable to Sales Under Sponsored Arrangements

Reduction of Charges: We may reduce the annual Administrative Expense (also called “Maintenance Charge”) on Contracts offered to individuals under a sponsored arrangement. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity payment rates.

Reduction of Minimum Purchase Payment Requirements: We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

12. MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

12(a). Changes in Subaccounts

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio’s investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

12(b). Voting Rights

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a shareholder vote. Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

12(c). Resolving Material Conflicts

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/NRRreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC	0.90%*	6.55%	9.79%	7.78%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	9.92%	10.01%	8.65%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	13.96%	12.47%	10.69%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	18.26%	14.98%	12.65%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	-1.95%	—	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	15.65%	15.03%	14.35%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	19.41%	20.10%	17.88%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	14.24%	10.20%	11.61%
Seeks long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	27.83%	20.17%	16.64%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	20.66%	10.46%	13.11%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	24.63%	20.61%	17.50%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.91%	-2.17%	14.98%	8.44%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	55.35%	-3.30%	0.27%
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	24.89%	11.95%	12.53%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.13%	21.24%	—	—

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Financial Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	33.19%	13.00%	14.92%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	5.21%	4.05%	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Freedom IncomeSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.35%	3.35%	6.33%	5.15%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2005 Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	4.09%	7.27%	6.43%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	5.89%	8.46%	7.67%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	7.69%	9.64%	8.44%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.50%	9.47%	10.68%	9.26%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	10.83%	11.53%	10.25%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/21)
				1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%		12.37%	12.76%	11.09%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.45	%*	3.65%	5.48%	4.55%
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.69	%*	10.02%	9.91%	8.33%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.75	%*	12.34%	11.27%	9.61%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.82	%*	14.52%	12.46%	10.64%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.90	%*	17.83%	14.40%	12.30%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.23%		0.01%	0.93%	0.51%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%		23.21%	26.29%	19.70%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.52%		25.95%	13.45%	14.07%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%		11.94%	32.09%	22.94%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	11.73%	18.65%	18.83%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	4.41%	5.01%	5.61%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.10%	28.58%	18.34%	16.44%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	17.09%	11.44%	13.27%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%	12.39%	16.86%	13.16%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	7.72%	—	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.39%	-0.61%	4.33%	3.54%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	33.42%	12.10%	10.29%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	25.60%	13.60%	13.29%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.77%	19.70%	14.44%	10.83%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	38.99%	9.33%	10.41%
Seeks high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	3.74%	5.37%	4.74%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	28.16%	34.83%	24.38%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	25.69%	—	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	17.43%	13.13%	11.57%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	30.07%	12.72%	13.70%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	33.60%	13.94%	13.74%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.78%	-1.83%	1.75%	1.28%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.96%	15.97%	11.34%	9.72%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.14%	5.80%	5.34%	3.84%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	-2.02%	3.82%	3.86%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%	2.99%	9.46%	5.44%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.92%*	8.37%	8.97%	7.43%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio** Adviser: Pacific Investment Management Company LLC	0.93%*	33.34%	5.72%	-1.86%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.65%	-0.93%	1.54%	1.59%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.67%	5.59%	5.33%	3.05%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.65%	-1.27%	3.94%	3.43%

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/21)
				1 year	5 year	10 year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.76	%*	-4.99%	-0.94%	1.13%
Seeks long-term capital appreciation	Allspring VT Discovery Fund**† Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%		-5.04%	20.84%	16.60%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund**†† Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00	%*	24.78%	17.29%	14.94%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

**	Funds are closed to new investments.

†	Prior to December 6, 2021, the fund was named Wells Fargo Advantage VT Discovery Fund.

††	Prior to December 6, 2021, the fund was named Wells Fargo Advantage VT Opportunity Fund.

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APPENDIX B: DEATH BENEFIT HYPOTHETICAL EXAMPLES

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Death Benefit. Note—there are 3 different Death Benefits (I, II, and III below) but only one applies to any given Contract. See 4. Benefits of the Contract of this prospectus and your Contract and Contract endorsement for a complete description of your Contract’s Death Benefit.

I. Return of Premium Death Benefit

(applicable only to Contracts issued endorsement NRR-96103)

For Examples 1 and 2

Death Benefit Value = Greater of Contract Value (after Transaction) & Net Purchase Payments.

Example 1: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000
1/1/2020	Withdrawal $40,000	$70,000	$90,000	$50,000	$70,000
1/1/2021	Death Claim	$70,000	$45,000	$45,000	$70,000

Example 2: Same as above, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000
1/1/2021	Death Claim	$70,000	$101,200	$101,200	$101,200

II. Return of Premium Death Benefit – Adjusted Proportionally

(applicable only to Contracts issued endorsement NRR-96100-DB-03)

For Examples 3 and 4:

•	Death Benefit Value = Greater of Contract Value (after Transaction) & Adjusted Purchase Payments.

•	Adjusted Purchase Payments = (Initial Purchase Payment + Additional Purchase Payments) * (1—Withdrawal / Contract Value before Withdrawal)

49

Example 3: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000	$110,000
1/1/2020	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111A	$61,111
1/1/2021	Death Claim	$70,000	$45,000	$45,000	$61,111A	$61,111

A Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 4: Same as Example 3, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$110,000	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$132,000	$92,000	$76,667B	$92,000
1/1/2021	Death Claim	$70,000	$101,200	$101,200	$76,667B	$101,200

B Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $132,000) = $76,667

III. Enhanced Death Benefit Rider: Death Benefit

(This optional Death Benefit is no longer available for purchase.)

For Examples 5, 6, and 7

•	Death Benefit Value = The greatest of Net Purchase Payments, Contract Value (after transaction), and Adjusted Highest Contract Value

•	Adjusted HCVA = (Highest Contract Value on Anniversary (“HCVA”) + Additional Purchase Payments) x (1—Withdrawal / Contract Value before Withdrawal)

•	Only Additional Purchase Payments and Withdrawals after the date of the HCVA are considered.

50

Example 5: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 80th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000A	$110,000
1/1/2020	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111B	$70,000
1/1/2021	Death Claim	$70,000	$45,000	$45,000	$61,111B	$70,000

A Adjusted HCVA = $100,000 + 10,000 = $110,000

B Adjusted HCVA = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 6: Same as Example 5, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000C	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000D	$92,000
1/1/2021	Death Claim	$70,000	$101,200	$101,200	$92,000D	$101,200

C Adjusted HCVA = $110,000 + $10,000 = $120,000

D Adjusted HCVA = $132,000 x (1 - $40,000 / $132,000) = $92,000

Example 7: Same as Example 5, except this assumes annual returns (after fees) of 10% in 2018, -10% in 2019, and 10% in 2020.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2018	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2019	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000E HCVA = $110,000 (2019 anniversary) $110,000 + $10,000	$120,000
1/1/2020	Withdrawal $40,000	$70,000	$108,000	$68,000	$75,556F	$75,556
1/1/2021	Death Claim	$70,000	$74,800	$74,800	$75,556F	$75,556

E Adjusted HCVA = $110,000 + $10,000 = $120,000

F Adjusted HCVA = ($110,000 +$10,000) x (1 - $40,000 / $108,000) = $75,556

51

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2022. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier C000024028

NRR7-PRO-0422

1.756510.123

52

FIDELITY RETIREMENT RESERVES

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2022

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2022, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

NRR7-PTB-0422

1.756511.123

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract’s Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

2

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2021	$18,665,010	$18,665,010
2020	$11,938,420	$11,938,420
2019	$13,357,890	$13,357,890

3

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2021 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2021

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$215,568	$1,739,235	$70,396	$377,065	$429,701	$503,315	$765,436	$871,205
Receivable from FILI	—	—	—	—	118	—	136	1

Total assets	215,568	1,739,235	70,396	377,065	429,819	503,315	765,572	871,206
Liabilities:
Payable to FILI	13	3	3	1	—	—	—	—

Total net assets	$215,555	$1,739,232	$70,393	$377,064	$429,819	$503,315	$765,572	$871,206

Net Assets:
Fidelity Retirement Reserves	$206,211	$—	$55,870	$—	$383,768	$—	$708,672	$—
Fidelity Income Advantage	9,344	—	14,523	—	46,051	—	56,900	—
Fidelity Personal Retirement	—	1,729,275	—	377,064	—	503,315	—	871,206
Fidelity Freedom Lifetime Income	—	31	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	9,926	—	—	—	—	—	—

Total net assets	$215,555	$1,739,232	$70,393	$377,064	$429,819	$503,315	$765,572	$871,206

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	9,844	—	882	—	2,191	—	2,038	—

Unit Value	$20.95	$—	$63.35	$—	$175.18	$—	$347.74	$—

Fidelity Income Advantage:
Units Outstanding	468	—	240	—	275	—	171	—
Unit Value	$20.01	$—	$60.52	$—	$167.37	$—	$332.23	$—
Fidelity Personal Retirement:
Units Outstanding	—	157,954	—	17,810	—	13,949	—	12,313

Highest Value	$—	$11.71	$—	$29.22	$—	$55.32	$—	$103.96

Lowest Value	$—	$10.27	$—	$18.69	$—	$33.51	$—	$67.18

Fidelity Freedom Lifetime Income:
Units Outstanding	—	3	—	—	—	—	—	—

Unit Value	$—	$11.06	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	857	—	—	—	—	—	—

Highest Unit Value	$—	$9.47	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.01	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	205	—	—	—	—	—	—

Highest Unit Value	$—	$9.27	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$8.84	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$87,481	$265,667	$166,266	$894,402	$211,776	$256,967
Receivable from FILI	—	—	66	—	44	—

Total assets	87,481	265,667	166,332	894,402	211,820	256,967
Liabilities:
Payable to FILI	3	—	—	—	—	—

Total net assets	$87,478	$265,667	$166,332	$894,402	$211,820	$256,967

Net Assets:
Fidelity Retirement Reserves	$80,621	$—	$138,541	$—	$186,522	$—
Fidelity Income Advantage	6,857	—	27,791	—	25,298	—
Fidelity Personal Retirement	—	265,667	—	894,402	—	256,967
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$87,478	$265,667	$166,332	$894,402	$211,820	$256,967

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,016	—	2,785	—	2,251	—

Unit Value	$79.32	$—	$49.74	$—	$82.85	$—

Fidelity Income Advantage:
Units Outstanding	91	—	584	—	319	—

Unit Value	$75.78	$—	$47.52	$—	$79.16	$—

Fidelity Personal Retirement:
Units Outstanding	—	9,733	—	53,000	—	9,594

Highest Value	$—	$36.87	$—	$19.21	$—	$34.00

Lowest Value	$—	$26.89	$—	$14.94	$—	$24.29

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$4,944,610	$75,338	$141,408	$1,300,118	$2,317,809	$221,190	$4,141,613
Receivable from FILI	123	—	—	81	—	—	—

Total assets	4,944,733	75,338	141,408	1,300,199	2,317,809	221,190	4,141,613
Liabilities:
Payable to FILI	—	1	—	—	—	64	—

Total net assets	$4,944,733	$75,337	$141,408	$1,300,199	$2,317,809	$221,126	$4,141,613

Net Assets:
Fidelity Retirement Reserves	$657,175	$63,652	$—	$1,188,154	$—	$180,775	$—
Fidelity Income Advantage	69,586	11,685	—	112,045	—	40,351	—
Fidelity Personal Retirement	4,217,972	—	141,408	—	2,317,809	—	3,126,766
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	1,014,847

Total net assets	$4,944,733	$75,337	$141,408	$1,300,199	$2,317,809	$221,126	$4,141,613

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,298	1,043	—	6,195	—	3,154	—

Unit Value	$152.89	$61.05	$—	$191.79	$—	$57.31	$—

Fidelity Income Advantage:
Units Outstanding	476	200	—	611	—	739	—

Unit Value	$146.07	$58.32	$—	$183.24	$—	$54.75	$—

Fidelity Personal Retirement:
Units Outstanding	79,600	—	4,547	—	42,408	—	79,444

Highest Value	$74.53	$—	$42.21	$—	$79.53	$—	$56.86

Lowest Value	$51.16	$—	$29.23	$—	$52.60	$—	$35.98

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	20,341

Highest Value	$—	$—	$—	$—	$—	$—	$49.92

Lowest Value	$—	$—	$—	$—	$—	$—	$29.14

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	12,242

Highest Value	$—	$—	$—	$—	$—	$—	$48.93

Lowest Value	$—	$—	$—	$—	$—	$—	$28.52

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP –Dynamic Capital Appreciation	VIP –Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP –Mid Cap	VIP –Mid Cap Investor Class
Assets:
Investments at market value	$27,585	$186,787	$133,082	$269,306	$247,041	$1,258,355	$322,275	$658,078
Receivable from FILI	—	—	24	—	55	—	37	—

Total assets	27,585	186,787	133,106	269,306	247,096	1,258,355	322,312	658,078
Liabilities:
Payable to FILI	16	—	—	—	2	—	—	—

Total net assets	$27,569	$186,787	$133,106	$269,306	$247,094	$1,258,355	$322,312	$658,078

Net Assets:
Fidelity Retirement Reserves	$23,233	$—	$114,404	$—	$217,006	$—	$275,461	$—
Fidelity Income Advantage	4,336	—	18,702	—	30,088	—	46,851	—
Fidelity Personal Retirement	—	186,787	—	269,306	—	1,258,355	—	658,078
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$27,569	$186,787	$133,106	$269,306	$247,094	$1,258,355	$322,312	$658,078

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	351	—	1,827	—	2,241	—	3,670	—

Unit Value	$66.22	$—	$62.62	$—	$96.85	$—	$75.05	$—

Fidelity Income Advantage:
Units Outstanding	68	—	312	—	325	—	652	—

Unit Value	$63.82	$—	$59.83	$—	$92.53	$—	$71.84	$—

Fidelity Personal Retirement:
Units Outstanding	—	3,241	—	6,293	—	13,573	—	16,577

Highest Value	$—	$88.25	$—	$59.85	$—	$158.51	$—	$62.57

Lowest Value	$—	$56.08	$—	$40.71	$—	$85.60	$—	$35.44

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$55,152	$236,505	$25,751	$154,428	$290,331	$1,554,979	$27,876	$148,929
Receivable from FILI	22	—	14	—	—	1	—	—

Total assets	55,174	236,505	25,765	154,428	290,331	1,554,980	27,876	148,929
Liabilities:
Payable to FILI	—	—	—	—	1	—	29	—

Total net assets	$55,174	$236,505	$25,765	$154,428	$290,330	$1,554,980	$27,847	$148,929

Net Assets:
Fidelity Retirement Reserves	$45,240	$—	$23,309	$—	$261,150	$—	$24,914	$—
Fidelity Income Advantage	9,934	—	2,456	—	29,180	—	2,933	—
Fidelity Personal Retirement	—	236,505	—	154,428	—	1,554,980	—	148,929
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$55,174	$236,505	$25,765	$154,428	$290,330	$1,554,980	$27,847	$148,929

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	990	—	587	—	2,388	—	1,107	—

Unit Value	$45.69	$—	$39.69	$—	$109.36	$—	$22.51	$—

Fidelity Income Advantage:
Units Outstanding	225	—	64	—	278	—	137	—

Unit Value	$44.04	$—	$38.09	$—	$104.95	$—	$21.60	$—

Fidelity Personal Retirement:
Units Outstanding	—	5,968	—	4,028	—	14,315	—	11,233

Highest Value	$—	$80.54	$—	$42.98	$—	$224.15	$—	$18.53

Lowest Value	$—	$38.51	$—	$34.79	$—	$97.48	$—	$12.57

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$144,158	$897,989	$32,384	$221,585	$28,592	$129,664	$29,422	$266,806
Receivable from FILI	—	—	—	—	6	—	19	—

Total assets	144,158	897,989	32,384	221,585	28,598	129,664	29,441	266,806
Liabilities:
Payable to FILI	22	—	7	—	—	—	—	—

Total net assets	$144,136	$897,989	$32,377	$221,585	$28,598	$129,664	$29,441	$266,806

Net Assets:
Fidelity Retirement Reserves	$129,034	$—	$29,120	$—	$24,585	$—	$25,549	$—
Fidelity Income Advantage	15,102	—	3,257	—	4,013	—	3,892	—
Fidelity Personal Retirement	—	897,989	—	221,585	—	129,664	—	266,806
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$144,136	$897,989	$32,377	$221,585	$28,598	$129,664	$29,441	$266,806

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,614	—	1,149	—	366	—	413	—

Unit Value	$79.94	$—	$25.34	$—	$67.24	$—	$61.88	$—

Fidelity Income Advantage:
Units Outstanding	197	—	134	—	62	—	65	—

Unit Value	$76.72	$—	$24.32	$—	$64.53	$—	$59.38	$—

Fidelity Personal Retirement:
Units Outstanding	—	12,270	—	7,535	—	2,968	—	4,353

Highest Value	$—	$103.56	$—	$55.83	$—	$69.11	$—	$108.85

Lowest Value	$—	$71.33	$—	$22.24	$—	$39.64	$—	$60.21

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$34,346	$221,152	$56,147	$919,681	$22,597
Receivable from FILI	—	—	10	—	10

Total assets	34,346	221,152	56,157	919,681	22,607
Liabilities:
Payable to FILI	—	—	—	—	—

Total net assets	$34,346	$221,152	$56,157	$919,681	$22,607

Net Assets:
Fidelity Retirement Reserves	$30,851	$—	$49,283	$—	$20,208
Fidelity Income Advantage	3,495	—	6,874	—	2,399
Fidelity Personal Retirement	—	221,152	—	919,681	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—

Total net assets	$34,346	$221,152	$56,157	$919,681	$22,607

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	594	—	2,076	—	625

Unit Value	$51.94	$—	$23.73	$—	$32.31

Fidelity Income Advantage:
Units Outstanding	70	—	300	—	76

Unit Value	$50.06	$—	$22.90	$—	$31.26

Fidelity Personal Retirement:
Units Outstanding	—	6,610	—	47,126	—

Highest Value	$—	$74.64	$—	$24.18	$—

Lowest Value	$—	$30.99	$—	$16.80	$—

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$386,152	$26,851	$218,149	$11,332
Receivable from FILI	—	—	—	1
Total assets	386,152	26,851	218,149	11,333
Liabilities:
Payable to FILI	—	7	—	—

Total net assets	$386,152	$26,844	$218,149	$11,333

Net Assets:
Fidelity Retirement Reserves	$—	$24,526	$—	$11,333
Fidelity Income Advantage	—	2,318	—	—
Fidelity Personal Retirement	386,152	—	218,149	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—

Total net assets	$386,152	$26,844	$218,149	$11,333

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	706	—	597

Unit Value	$—	$34.75	$—	$18.98

Fidelity Income Advantage:
Units Outstanding	—	69	—	—

Unit Value	$—	$33.61	$—	$—

Fidelity Personal Retirement:
Units Outstanding	11,161	—	5,595	—

Highest Value	$66.34	$—	$69.89	$—

Lowest Value	$32.93	$—	$36.11	$—

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—

Unit Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$97,092	$8,759	$27,935	$10,491	$78,980	$23,672	$113,650
Receivable from FILI	—	—	—	1	—	1	—

Total assets	97,092	8,759	27,935	10,492	78,980	23,673	113,650
Liabilities:
Payable to FILI	—	—	—	1	—	—	—

Total net assets	$97,092	$8,759	$27,935	$10,491	$78,980	$23,673	$113,650

Net Assets:
Fidelity Retirement Reserves	$—	$8,759	$—	$10,491	$—	$23,673	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	97,092	—	27,935	—	78,980	—	113,650
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$97,092	$8,759	$27,935	$10,491	$78,980	$23,673	$113,650

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	409	—	433	—	900	—

Unit Value	$—	$21.40	$—	$24.24	$—	$26.30	$—

Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:
Units Outstanding	5,115	—	1,257	—	3,142	—	4,165

Highest Value	$20.91	$—	$26.82	$—	$30.89	$—	$33.63

Lowest Value	$17.15	$—	$19.84	$—	$22.42	$—	$24.12

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$24,783	$230,961	$25,612	$290,411	$26,611	$390,824
Receivable from FILI	1	—	—	—	—	—

Total assets	24,784	230,961	25,612	290,411	26,611	390,824
Liabilities:
Payable to FILI	—	—	—	—	—	—

Total net assets	$24,784	$230,961	$25,612	$290,411	$26,611	$390,824

Net Assets:
Fidelity Retirement Reserves	$24,784	$—	$25,612	$—	$26,611	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	230,961	—	290,411	—	390,824
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$24,784	$230,961	$25,612	$290,411	$26,611	$390,824

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	891	—	842	—	835	—

Unit Value	$27.81	$—	$30.41	$—	$31.85	$—

Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:
Units Outstanding	—	8,072	—	9,299	—	11,894

Highest Value	$—	$38.08	$—	$42.29	$—	$46.58

Lowest Value	$—	$26.27	$—	$28.82	$—	$31.19

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$10,411	$32,164	$33,413	$26,526	$326,810	$909,995	$1,969,464
Receivable from FILI	—	43	1	1	1	69	—

Total assets	10,411	32,207	33,414	26,527	326,811	910,064	1,969,464
Liabilities:
Payable to FILI	267	—	23	46	—	—	49

Total net assets	$10,144	$32,207	$33,391	$26,481	$326,811	$910,064	$1,969,415

Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$23,415	$—	$42,400	$79,341
Fidelity Income Advantage	—	—	—	3,066	—	8,616	40,050
Fidelity Personal Retirement	—	—	—	—	326,811	847,771	1,723,744
Fidelity Freedom Lifetime Income	10,144	32,207	33,391	—	—	11,277	126,280
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$10,144	$32,207	$33,391	$26,481	$326,811	$910,064	$1,969,415

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	778	—	2,494	3,467

Unit Value	$—	$—	$—	$30.08	$—	$17.00	$22.88

Fidelity Income Advantage: Units Outstanding	—	—	—	107	—	520	1,801

Unit Value	$—	$—	$—	$29.15	$—	$16.47	$22.17

Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	8,731	47,657	69,119

Highest Value	$—	$—	$—	$—	$60.08	$19.21	$31.17

Lowest Value	$—	$—	$—	$—	$32.39	$16.38	$23.90

Fidelity Freedom Lifetime Income:
Units Outstanding	497	1,301	1,141	—	—	704	5,867

Unit Value	$20.94	$24.73	$29.30	$—	$—	$16.01	$21.56

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Funds Manager 60% Investor Class	VIP –Funds Manager 70% Investor Class	VIP – Funds Manager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$2,330,209	$1,979,682	$687,105	$19,391	$218,322	$18,346	$87,337
Receivable from FILI	32	40	—	—	—	8	—

Total assets	2,330,241	1,979,722	687,105	19,391	218,322	18,354	87,337
Liabilities:
Payable to FILI	—	—	180	9	—	—	—

Total net assets	$2,330,241	$1,979,722	$686,925	$19,382	$218,322	$18,354	$87,337

Net Assets:
Fidelity Retirement Reserves	$38,875	$48,655	$28,529	$16,974	$—	$16,137	$—
Fidelity Income Advantage	16,735	25,866	12,453	2,408	—	2,217	—
Fidelity Personal Retirement	1,482,339	1,869,011	627,641	—	218,322	—	87,337
Fidelity Freedom Lifetime Income	149,203	36,190	18,302	—	—	—	—
Fidelity Growth and Guaranteed Income	643,089	—	—	—	—	—	—

Total net assets	$2,330,241	$1,979,722	$686,925	$19,382	$218,322	$18,354	$87,337

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,686	1,853	996	483	—	535	—

Unit Value	$23.04	$26.25	$28.63	$35.17	$—	$30.18	$—

Fidelity Income Advantage:
Units Outstanding	745	1,014	448	71	—	75	—

Unit Value	$22.42	$25.43	$27.74	$34.15	$—	$29.30	$—

Fidelity Personal Retirement:
Units Outstanding	57,202	63,316	19,078	—	5,911	—	2,748

Highest Value	$36.55	$41.05	$49.81	$—	$47.18	$—	$65.59

Lowest Value	$24.85	$28.62	$31.22	$—	$35.64	$—	$30.33

Fidelity Freedom Lifetime Income:
Units Outstanding	6,299	1,461	682	—	—	—	—

Unit Value	$23.69	$24.79	$27.13	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	15,246	—	—	—	—	—	—

Highest Value	$32.08	$—	$—	$—	$—	$—	$—

Lowest Value	$21.74	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	11,327	—	—	—	—	—	—

Highest Value	$31.45	$—	$—	$—	$—	$—	$—

Lowest Value	$21.27	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$16,127	$124,109	$11,895	$142,609	$8,226	$208,166
Receivable from FILI	—	—	4	—	2	—

Total assets	16,127	124,109	11,899	142,609	8,228	208,166
Liabilities:
Payable to FILI	5	—	—	—	—	—

Total net assets	$16,122	$124,109	$11,899	$142,609	$8,228	$208,166

Net Assets:
Fidelity Retirement Reserves	$13,913	$—	$11,054	$—	$7,354	$—
Fidelity Income Advantage	2,209	—	845	—	874	—
Fidelity Personal Retirement	—	124,109	—	142,609	—	208,166
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$16,122	$124,109	$11,899	$142,609	$8,228	$208,166

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	459	—	753	—	591	—

Unit Value	$30.29	$—	$14.68	$—	$12.45	$—

Fidelity Income Advantage:
Units Outstanding	75	—	59	—	71	—

Unit Value	$29.41	$—	$14.28	$—	$12.26	$—

Fidelity Personal Retirement:
Units Outstanding	—	3,256	—	7,768	—	15,963

Highest Value	$—	$78.76	$—	$41.80	$—	$13.10

Lowest Value	$—	$32.47	$—	$15.67	$—	$12.95

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index		VIF –Emerging Markets Equity
Assets:
Investments at market value	$416,864	$488,617	$140,718		$240,813	$60,643
Receivable from FILI	4	3	2		1	12

Total assets	416,868	486,620	140,720		240,814	60,655
Liabilities:
Payable to FILI	—	—	—		—	—

Total net assets	$416,868	$488,620	$140,720		$240,814	$60,655

Net Assets:
Fidelity Retirement Reserves	$18,005	$24,894	$4,283		$9,379	$21,310
Fidelity Income Advantage	1,041	1,082	878		496	2,255
Fidelity Personal Retirement	397,822	462,644	135,559		230,939	37,090
Fidelity Freedom Lifetime Income	—	—	—		—	—
Fidelity Growth and Guaranteed Income	—	—	—		—	—

Total net assets	$416,868	$488,620	$140,720		$240,814	$60,655

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,590	1,438	294		770	578

Unit Value	$11.33	$17.32	$14.59		$12.18	$36.85

Fidelity Income Advantage:
Units Outstanding	92	63	61		41	64

Unit Value	$11.25	$17.19	$14.48		$12.09	$35.21

Fidelity Personal Retirement:
Units Outstanding	34,340	26,116	9,082		18,537	2,159

Highest Value	$11.61	$17.76	$14.96		$12.49	$31.91

Lowest Value	$11.55	$17.66	$14.88		$12.42	$15.68

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—		—	—

Unit Value	$—	$—	$—		$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—		—	—

Highest Value	$—	$—	$—	$		$—

Lowest Value	$—	$—	$—		$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—		—	—

Highest Value	$—	$—	$—		$—	$—

Lowest Value	$—	$—	$—		$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF –Emerging Markets Debt	VIF – Global Strategist – Class II	Invesco –V.I. Global Core Equity	Allspring –VT Discovery	Allspring –VT Opportunity		Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$94,356	$28,012	$26,959	$38,687		$25,793	$70,886	$39,781
Receivable from FILI	4	—	7	18		9	2	1

Total assets	94,360	28,012	26,966	38,705		25,802	70,888	39,782
Liabilities:
Payable to FILI	—	—	—	—		—	—	—

Total net assets	$94,360	$28,012	$26,966	$38,705		$25,802	$70,888	$39,782

Net Assets:
Fidelity Retirement Reserves	$10,154	$6,633	$8,489	$34,488		$23,286	$8,255	$80
Fidelity Income Advantage	1,146	1,978	1,564	4,217		2,516	449	619
Fidelity Personal Retirement	83,060	19,401	16,913	—		—	62,184	39,083
Fidelity Freedom Lifetime Income	—	—	—	—		—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—		—	—	—

Total net assets	$94,360	$28,012	$26,966	$38,705		$25,802	$70,888	$39,782

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	267	279	284	374		278	491	11

Unit Value	$37.98	$23.75	$29.89	$92.24		$83.83	$16.81	$7.43

Fidelity Income Advantage:
Units Outstanding	31	87	55	48		31	27	85

Unit Value	$36.29	$22.69	$28.56	$88.12		$80.09	$16.29	$7.29

Fidelity Personal Retirement:
Units Outstanding	4,728	932	761	—		—	3,983	4,941

Highest Value	$23.99	$31.51	$31.77	$—		$—	$28.90	$7.96

Lowest Value	$15.29	$18.51	$19.81	$—		$—	$13.56	$7.85

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—		—	—	—

Unit Value	$—	$—	$—	$—	$		$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—		—	—	—

Highest Value	$—	$—	$—	$—		$—	$—	$—

Lowest Value	$—	$—	$—	$—		$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—		—	—	—

Highest Value	$—	$—	$—	$—		$—	$—	$—

Lowest Value	$—	$—	$—	$—		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2021

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov’t Securities
Assets:
Investments at market value	$371,021	$243,173	$515,200	$192,030	$54,713	$80,276
Receivable from FILI	4	4	—	3	1	2

Total assets	371,025	243,177	515,200	192,033	54,714	80,278
Liabilities:
Payable to FILI	—	—	4	—	—	—

Total net assets	$371,025	$243,177	$515,196	$192,033	$54,714	$80,278

Net Assets:
Fidelity Retirement Reserves	$31,205	$11,996	$26,520	$4,866	$1,801	$5,839
Fidelity Income Advantage	540	1,088	914	642	260	305
Fidelity Personal Retirement	339,280	230,093	487,762	186,525	52,653	74,134
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—

Total net assets	$371,025	$243,177	$515,196	$192,033	$54,714	$80,278

Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,719	788	1,839	269	185	557

Unit Value	$11.48	$15.22	$14.42	$18.09	$9.71	$10.48

Fidelity Income Advantage:
Units Outstanding	48	73	65	36	27	29

Unit Value	$11.19	$14.85	$14.07	$17.74	$9.52	$10.28

Fidelity Personal Retirement:
Units Outstanding	28,160	14,825	32,690	9,701	5,097	6,658

Highest Value	$12.28	$16.29	$15.44	$19.38	$10.40	$11.22

Lowest Value	$11.80	$14.93	$14.34	$19.10	$10.25	$11.06

Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
	VIP –	Government
	Government	Money Market		VIP –		VIP –
	Money	Investor	VIP –	High Income	VIP –	Equity-Income
	Market	Class	High Income	Investor Class	Equity-Income	Investor Class
Income:
Dividends	$23	$172	$3,759	$20,133	$7,749	$8,545
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,667	—	424	—	2,741	—
Administrative and other charges	111	—	28	—	183	—

Total expenses	1,778	—	452	—	2,924	—

Fidelity Income Advantage:
Mortality and expense risk charges	75	—	112	—	341	—
Administrative and other charges	25	—	37	—	113	—

Total expenses	100	—	149	—	454	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,183	—	461	—	570
Administrative and other charges	—	856	—	190	—	226

Total expenses	—	3,039	—	651	—	796

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	98	—	—	—	—
Administrative and other charges	—	27	—	—	—	—

Total expenses	—	125	—	—	—	—

Total expenses	1,878	3,164	601	651	3,378	796

Net investment income (loss)	(1,855)	(2,992)	3,158	19,482	4,371	7,749

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(1,641)	504	2,520	7,465
Realized gain distributions	—	—	—	—	45,224	51,309
Net realized gain (loss) on investments	—	—	(1,641)	504	47,744	58,774
Unrealized appreciation (depreciation)	—	—	955	(3,787)	33,750	28,184

Net increase (decrease) in net assets from operations	$(1,855)	$(2,992)	$2,472	$16,199	$85,865	$94,707

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –		VIP –
				Overseas,	VIP –	Investment
		VIP – Growth	VIP –	Investor	Investment	Grade Bond
	VIP – Growth	Investor Class	Overseas	Class	Grade Bond	Investor Class
Income:
Dividends	$—	$—	$439	$1,190	$3,499	$18,469
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,068	—	584	—	1,103	—
Administrative and other charges	338	—	39	—	74	—

Total expenses	5,406	—	623	—	1,177	—

Fidelity Income Advantage:
Mortality and expense risk charges	416	—	51	—	222	—
Administrative and other charges	139	—	17	—	74	—

Total expenses	555	—	68	—	296	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	935	—	312	—	1,193
Administrative and other charges	—	386	—	124	—	461

Total expenses	—	1,321	—	436	—	1,654

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	5,961	1,321	691	436	1,473	1,654

Net investment income (loss)	(5,961)	(1,321)	(252)	754	2,026	16,815

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	34,291	37,977	1,242	9,272	854	8,455
Realized gain distributions	150,752	161,126	6,268	18,586	4,732	25,174

Net realized gain (loss) on investments	185,043	199,103	7,510	27,858	5,586	33,629
Unrealized appreciation (depreciation)	(34,368)	(42,298)	7,142	14,461	(10,411)	(59,452)

Net increase (decrease) in net assets from operations	$144,714	$155,484	$14,400	$43,073	$(2,799)	$(9,008)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
					VIP –
				VIP –	Asset
		VIP –		Asset	Manager:		VIP –
	VIP –	Asset Manager	VIP –	Manager:	Growth	VIP –	Contrafund
	Asset Manager	Investor Class	Index 500	Growth	Investor Class	Contrafund	Investor Class
Income:
Dividends	$3,379	$3,928	$55,369	$1,037	$1,861	$744	$1,033
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,408	—	4,488	471	—	8,196	—
Administrative and other charges	94	—	299	31	—	546	—

Total expenses	1,502	—	4,787	502	—	8,742	—

Fidelity Income Advantage:
Mortality and expense risk charges	197	—	490	88	—	794	—
Administrative and other charges	65	—	163	30	—	264	—

Total expenses	262	—	653	118	—	1,058	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	354	4,318	—	198	—	2,642
Administrative and other charges	—	124	1,812	—	65	—	1,029

Total expenses	—	478	6,130	—	263	—	3,671

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	1,764	478	11,570	620	263	9,800	3,671

Net investment income (loss)	1,615	3,450	43,799	417	1,598	(9,056)	(2,638)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,781	3,314	208,768	1,826	4,129	43,960	84,410
Realized gain distributions	1,155	1,411	29,924	1,043	1,891	149,613	261,977

Net realized gain (loss) on investments	2,936	4,725	238,692	2,869	6,020	193,573	346,387
Unrealized appreciation (depreciation)	13,828	14,322	772,808	5,724	8,968	98,482	154,771

Net increase (decrease) in net assets from operations	$18,379	$22,497	$1,055,299	$9,010	$16,586	$282,999	$498,520

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
			VIP –	Dynamic		VIP –
		VIP –	Dynamic	Capital	VIP –	Growth &
	VIP –	Balanced	Capital	Appreciation	Growth &	Income
	Balanced	Investor Class	Appreciation	Investor Class	Income	Investor Class
Income:
Dividends	$1,947	$33,831	$108	$567	$3,050	$5,846
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,268	—	166	—	815	—
Administrative and other charges	85	—	11	—	54	—

Total expenses	1,353	—	177	—	869	—

Fidelity Income Advantage:
Mortality and expense risk charges	298	—	31	—	142	—
Administrative and other charges	99	—	11	—	47	—

Total expenses	397	—	42	—	189	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	4,114	—	202	—	305
Administrative and other charges	—	1,420	—	84	—	118

Total expenses	—	5,534	—	286	—	423

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	9,270	—	—	—	—
Administrative and other charges	—	2,486	—	—	—	—

Total expenses	—	11,756	—	—	—	—

Total expenses	1,750	17,290	219	286	1,058	423

Net investment income (loss)	197	16,541	(111)	281	1,992	5,423

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,000	92,992	1,229	7,960	4,079	6,136
Realized gain distributions	15,013	275,169	2,331	14,811	5,705	10,558

Net realized gain (loss) on investments	21,013	368,161	3,560	22,771	9,784	16,694
Unrealized appreciation (depreciation)	11,637	228,876	2,073	12,921	15,726	28,155

Net increase (decrease) in net assets from operations	$32,847	$613,578	$5,522	$35,973	$27,502	$50,272

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –
	VIP –	Growth		VIP –		VIP – Value
	Growth	Opportunities	VIP –	Mid Cap	VIP – Value	Strategies
	Opportunities	Investor Class	Mid Cap	Investor Class	Strategies	Investor Class
Income:
Dividends	$—	$—	$1,864	$3,348	$795	$3,222
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,807	—	1,982	—	325	—
Administrative and other charges	120	—	132	—	22	—

Total expenses	1,927	—	2,114	—	347	—

Fidelity Income Advantage:
Mortality and expense risk charges	252	—	346	—	72	—
Administrative and other charges	84	—	116	—	24	—

Total expenses	336	—	462	—	96	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,485	—	751	—	247
Administrative and other charges	—	640	—	307	—	105

Total expenses	—	2,125	—	1,058	—	352

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	2,263	2,125	2,576	1,058	443	352

Net investment income (loss)	(2,263)	(2,125)	(712)	2,290	352	2,870

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36,974	137,100	8,382	16,215	3,197	15,879
Realized gain distributions	24,495	114,832	48,326	99,101	4,359	18,968

Net realized gain (loss) on investments	61,469	251,932	56,708	115,316	7,556	34,847
Unrealized appreciation (depreciation)	(31,572)	(121,213)	10,543	16,173	5,087	10,086

Net increase (decrease) in net assets from operations	$27,634	$128,594	$66,539	$133,779	$12,995	$47,803

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
		VIP – Utilities	VIP –	Technology		VIP – Energy
	VIP – Utilities	Investor Class	Technology	Investor Class	VIP – Energy	Investor Class
Income:
Dividends	$443	$2,571	$—	$—	$900	$3,238
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	161	—	1,685	—	187	—
Administrative and other charges	11	—	112	—	12	—

Total expenses	172	—	1,797	—	199	—

Fidelity Income Advantage:
Mortality and expense risk charges	18	—	194	—	20	—
Administrative and other charges	6	—	64	—	6	—

Total expenses	24	—	258	—	26	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	182	—	1,521	—	148
Administrative and other charges	—	71	—	663	—	61

Total expenses	—	253	—	2,184	—	209

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	196	253	2,055	2,184	225	209

Net investment income (loss)	247	2,318	(2,055)	(2,184)	675	3,029

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	345	2,794	26,597	123,425	438	10,704
Realized gain distributions	—	—	26,733	143,622	—	—

Net realized gain (loss) on investments	345	2,794	53,330	267,047	438	10,704
Unrealized appreciation (depreciation)	3,115	17,474	7,649	58,291	6,905	25,021

Net increase (decrease) in net assets from operations	$3,707	$22,586	$58,924	$323,154	$8,018	$38,754

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
				VIP –
		VIP –	VIP –	Financial		VIP –
	VIP –	Health Care	Financial	Services	VIP –	Industrials
	Health Care	Investor Class	Services	Investor Class	Industrials	Investor Class
Income:
Dividends	$131	$664	$509	$3,421	$—	$—
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	982	—	187	—	176	—
Administrative and other charges	65	—	12	—	12	—

Total expenses	1,047	—	199	—	188	—

Fidelity Income Advantage:
Mortality and expense risk charges	121	—	24	—	29	—
Administrative and other charges	40	—	8	—	10	—

Total expenses	161	—	32	—	39	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1,070	—	217	—	143
Administrative and other charges	—	442	—	97	—	62

Total expenses	—	1,512	—	314	—	205

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,208	1,512	231	314	227	205

Net investment income (loss)	(1,077)	(848)	278	3,107	(227)	(205)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,975	35,047	1,123	10,981	450	3,236
Realized gain distributions	10,094	59,418	522	3,485	3,929	17,703

Net realized gain (loss) on investments	17,069	94,465	1,645	14,466	4,379	20,939
Unrealized appreciation (depreciation)	(973)	651	4,066	24,715	(66)	(1,239)

Net increase (decrease) in net assets from operations	$15,019	$94,268	$5,989	$42,288	$4,086	$19,495

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP –				VIP –
	VIP –	Consumer		VIP –	VIP –	Strategic
	Consumer	Discretionary	VIP –	Real Estate	Strategic	Income
	Discretionary	Investor Class	Real Estate	Investor Class	Income	Investor Class
Income:
Dividends	$—	$—	$341	$2,060	$1,462	$23,849
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	186	—	199	—	368	—
Administrative and other charges	12	—	13	—	24	—

Total expenses	198	—	212	—	392	—

Fidelity Income Advantage:
Mortality and expense risk charges	29	—	22	—	54	—
Administrative and other charges	10	—	8	—	18	—

Total expenses	39	—	30	—	72	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	291	—	221	—	1,137
Administrative and other charges	—	126	—	89	—	451

Total expenses	—	417	—	310	—	1,588

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	237	417	242	310	464	1,588

Net investment income (loss)	(237)	(417)	99	1,750	998	22,261

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,396	22,002	(109)	2,919	194	2,963
Realized gain distributions	1,222	10,023	178	1,148	870	14,334

Net realized gain (loss) on investments	4,618	32,025	69	4,067	1,064	17,297
Unrealized appreciation (depreciation)	302	9,857	9,180	51,028	(481)	(8,410)

Net increase (decrease) in net assets from operations	$4,683	$41,465	$9,348	$56,845	$1,581	$31,148

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$—	$—	$419	$3,196	$116	$963
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	160	—	169	—	88	—
Administrative and other charges	11	—	11	—	6	—

Total expenses	171	—	180	—	94	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	16	—	—	—
Administrative and other charges	6	—	6	—	—	—

Total expenses	25	—	22	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	425	—	230	—	134
Administrative and other charges	—	185	—	96	—	48

Total expenses	—	610	—	326	—	182

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	196	610	202	326	94	182

Net investment income (loss)	(196)	(610)	217	2,870	22	781

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,159	20,532	1,118	9,377	283	1,710
Realized gain distributions	1,404	21,946	2,769	22,535	248	2,524

Net realized gain (loss) on investments	3,563	42,478	3,887	31,912	531	4,234
Unrealized appreciation (depreciation)	(863)	(215)	1,597	8,678	(269)	(2,121)

Net increase (decrease) in net assets from operations	$2,504	$41,653	$5,701	$43,460	$284	$2,894

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
		VIP – Investor		VIP – Investor		VIP – Investor
	VIP –	Freedom 2005	VIP –	Freedom 2010	VIP –	Freedom 2015
	Freedom 2005	Investor Class	Freedom 2010	Investor Class	Freedom 2015	Investor Class
Income:
Dividends	$95	$298	$110	$794	$258	$1,171
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	67	—	79	—	178	—
Administrative and other charges	4	—	5	—	12	—

Total expenses	71	—	84	—	190	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	50	—	133	—	192
Administrative and other charges	—	16	—	38	—	56

Total expenses	—	66	—	171	—	248

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	71	66	84	171	190	248

Net investment income (loss)	24	232	26	623	68	923

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	86	1,209	183	1,367	368	2,740
Realized gain distributions	230	961	369	2,332	974	4,577

Net realized gain (loss) on investments	316	2,170	552	3,699	1,342	7,317
Unrealized appreciation (depreciation)	(53)	(1,129)	(67)	(287)	151	(336)

Net increase (decrease) in net assets from operations	$287	$1,273	$511	$4,035	$1,561	$7,904

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$268	$2,390	$269	$3,069	$281	$3,961
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	201	—	187	—	190	—
Administrative and other charges	13	—	12	—	13	—

Total expenses	214	—	199	—	203	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	355	—	453	—	576
Administrative and other charges	—	111	—	143	—	177

Total expenses	—	466	—	596	—	753

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	214	466	199	596	203	753

Net investment income (loss)	54	1,924	70	2,473	78	3,208

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	998	6,021	467	10,678	586	9,682
Realized gain distributions	1,406	10,320	856	11,427	1,048	14,170

Net realized gain (loss) on investments	2,404	16,341	1,323	22,105	1,634	23,852
Unrealized appreciation (depreciation)	(208)	1,370	910	3,557	987	12,208

Net increase (decrease) in net assets from operations	$2,250	$19,635	$2,303	$28,135	$2,699	$39,268

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –		VIP –	VIP –	VIP –
	Freedom	Freedom	Freedom	VIP –	Disciplined	FundsManager	FundsManager
	Lifetime	Lifetime	Lifetime	Disciplined	Small Cap	20%	50%
	Income I	Income II	Income III	Small Cap	Investor Class	Investor Class	Investor Class
Income:
Dividends	$107	$335	$351	$106	$1,021	$9,232	$21,579
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	187	—	322	584
Administrative and other charges	—	—	—	13	—	21	39

Total expenses	—	—	—	200	—	343	623

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	26	—	68	306
Administrative and other charges	—	—	—	9	—	22	102

Total expenses	—	—	—	35	—	90	408

Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	376	1,240	2,513
Administrative and other charges	—	—	—	—	158	407	813

Total expenses	—	—	—	—	534	1,647	3,326

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	53	163	168	—	—	58	634
Administrative and other charges	11	33	33	—	—	11	127

Total expenses	64	196	201	—	—	69	761

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	64	196	201	235	534	2,149	5,118

Net investment income (loss)	43	139	150	(129)	487	7,083	16,461

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	102	536	633	2,265	15,775	7,335	30,288
Realized gain distributions	321	1,325	1,475	461	5,637	2,031	30,518

Net realized gain (loss) on investments	423	1,861	2,108	2,726	21,412	9,366	60,806
Unrealized appreciation (depreciation)	(189)	(209)	644	1,692	27,422	12,753	94,755

Net increase (decrease) in net assets from operations	$277	$1,791	$2,902	$4,289	$49,321	$29,202	$172,022

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP –	VIP –	VIP –		VIP –
	FundsManager	FundsManager	FundsManager	VIP –	Consumer		VIP –
	60%	70%	85%	Consumer	Staples	VIP –	Materials
	Investor Class	Investor Class	Investor Class	Staples	Investor Class	Materials	Investor Class
Income:
Dividends	$25,045	$19,324	$6,210	$351	$3,796	$124	$512
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	277	353	209	121	—	107	—
Administrative and other charges	18	24	14	8	—	7	—

Total expenses	295	377	223	129	—	114	—

Fidelity Income Advantage:
Mortality and expense risk charges	127	195	92	18	—	13	—
Administrative and other charges	42	65	31	6	—	4	—

Total expenses	169	260	123	24	—	17	—

Fidelity Personal Retirement:
Mortality and expense risk charges	2,102	2,587	859	—	271	—	99
Administrative and other charges	694	859	286	—	105	—	41

Total expenses	2,796	3,446	1,145	—	376	—	140

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	739	176	89	—	—	—	—
Administrative and other charges	148	35	18	—	—	—	—

Total expenses	887	211	107	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	6,242	—	—	—	—	—	—
Administrative and other charges	1,618	—	—	—	—	—	—

Total expenses	7,860	—	—	—	—	—	—

Total expenses	12,007	4,294	1,598	153	376	131	140

Net investment income (loss)	13,038	15,030	4,612	198	3,420	(7)	372

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	40,320	30,278	14,031	304	5,093	1,010	7,054
Realized gain distributions	36,156	23,846	15,209	856	9,625	—	—

Net realized gain (loss) on investments	76,476	54,124	29,240	1,160	14,718	1,010	7,054
Unrealized appreciation (depreciation)	155,598	169,716	65,442	949	9,253	2,428	9,618

Net increase (decrease) in net assets from operations	$245,112	$238,870	$99,294	$2,307	$27,391	$3,431	$17,044

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP –Floating Rate High Income Investor Class
Income:
Dividends	$—	$—	$280	$3,091	$195	$5,006
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	—	110	—	49	—
Administrative and other charges	7	—	7	—	3	—

Total expenses	107	—	117	—	52	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	8	—	7	—
Administrative and other charges	6	—	2	—	2	—

Total expenses	25	—	10	—	9	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	154	—	191	—	192
Administrative and other charges	—	65	—	78	—	88

Total expenses	—	219	—	269	—	280

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	132	219	127	269	61	280

Net investment income (loss)	(132)	(219)	153	2,822	134	4,726

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,497	14,786	1,244	7,727	4	515
Realized gain distributions	634	4,883	1,568	16,591	—	—

Net realized gain (loss) on investments	2,131	19,669	2,812	24,318	4	515
Unrealized appreciation (depreciation)	(322)	(5,063)	(3,416)	(33,149)	171	2,757

Net increase (decrease) in net assets from operations	$1,677	$14,387	$(451)	$(6,009)	$309	$7,998

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –	VIP –	Extended	VIP –	VIF –	VIF –
	Bond	Total Market	Market	International	Emerging	Emerging
	Index	Index	Index	Index	Markets Equity	Markets Debt
Income:
Dividends	$4,043	$4,478	$1,664	$5,915	$567	$5,046
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	153	149	35	68	176	82
Administrative and other charges	10	10	2	5	12	5

Total expenses	163	159	37	73	188	87

Fidelity Income Advantage:
Mortality and expense risk charges	8	8	7	4	19	9
Administrative and other charges	3	3	2	1	6	3

Total expenses	11	11	9	5	25	12

Fidelity Personal Retirement:
Mortality and expense risk charges	484	421	133	236	49	103
Administrative and other charges	200	180	60	99	21	44

Total expenses	684	601	193	335	70	147

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	858	771	239	413	283	246

Net investment income (loss)	3,185	3,707	1,425	5,502	284	4,800

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,349	20,178	11,176	4,842	7	(702)
Realized gain distributions	—	2,722	7,196	675	—	—

Net realized gain (loss) on investments	4,349	22,900	18,372	5,517	7	(702)
Unrealized appreciation (depreciation)	(17,433)	56,026	(1,499)	1,247	1,456	(6,425)

Net increase (decrease) in net assets from operations	$(9,899)	$82,633	$18,298	$12,266	$1,747	$(2,327)

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIF –				Lazard –
	Global	Invesco V.I. –			Retirement	PVIT –
	Strategist –	Global	Allspring –	Allspring –	Emerging	Commodity
	Class II	Core Equity	VT Discovery	VT Opportunity	Markets	Real Return
Income:
Dividends	$534	$252	$—	$10	$1,603	$1,374
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	53	63	285	165	66	1
Administrative and other charges	3	4	19	11	4	—

Total expenses	56	67	304	176	70	1

Fidelity Income Advantage:
Mortality and expense risk charges	16	12	36	18	4	3
Administrative and other charges	5	4	12	6	1	1

Total expenses	21	16	48	24	5	4

Fidelity Personal Retirement:
Mortality and expense risk charges	25	21	—	—	79	35
Administrative and other charges	10	7	—	—	33	15

Total expenses	35	28	—	—	112	50

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	112	111	352	200	187	55

Net investment income (loss)	422	141	(352)	(190)	1,416	1,319

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	141	1,097	1,213	512	(917)	2,230
Realized gain distributions	975	4,211	3,139	1,221	—	—

Net realized gain (loss) on investments	1,116	5,308	4,352	1,733	(917)	2,230
Unrealized appreciation (depreciation)	631	(1,887)	(6,481)	3,603	3,555	2,642

Net increase (decrease) in net assets from operations	$2,169	$3,562	$(2,481)	$5,146	$4,054	$6,191

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
						FTVIP –
				Blackrock –	FTVIP –	Franklin
	PVIT –	PVIT –	PVIT –	Global	Templeton	U.S. Gov’t
	Low Duration	Real Return	Total Return	Allocation V.I.	Global Bond	Securities
Income:
Dividends	$2,145	$10,854	$9,773	$1,502	$—	$2,145
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	263	76	207	38	16	52
Administrative and other charges	18	5	14	2	1	4

Total expenses	281	81	221	40	17	56

Fidelity Income Advantage:
Mortality and expense risk charges	4	8	7	5	2	2
Administrative and other charges	2	3	3	2	1	1

Total expenses	6	11	10	7	3	3

Fidelity Personal Retirement:
Mortality and expense risk charges	478	249	683	250	70	108
Administrative and other charges	190	104	254	95	28	42

Total expenses	668	353	937	345	98	150

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	955	445	1,168	392	118	209

Net investment income (loss)	1,190	10,409	8,605	1,110	(118)	1,936

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(278)	447	(86)	3,915	(2,568)	(398)
Realized gain distributions	—	—	22,709	26,748	—	—

Net realized gain (loss) on investments	(278)	447	22,623	30,663	(2,568)	(398)
Unrealized appreciation (depreciation)	(5,495)	421	(39,806)	(19,865)	(466)	(3,466)

Net increase (decrease) in net assets from operations	$(4,583)	$11,277	$(8,578)	$11,908	$(3,152)	$(1,928)

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Government
	VIP – Government		Money Market				VIP – High Income
	Money Market		Investor Class		VIP –High Income		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(1,855)	$(1,463)	$(2,992)	$1,864	$3,158	$2,928	$19,482	$17,503
Net realized gain (loss) on investments	—	—	—	—	(1,641)	(8,055)	504	(3,350)
Unrealized appreciation (depreciation)	—	—	—	—	955	5,900	(3,787)	(7,208)

Net increase (decrease) in net assets from operations	(1,855)	(1,463)	(2,992)	1,864	2,472	773	16,199	6,945

Contract Transactions:
Payments received from contract owners	2,688	6,654	1,577,819	942,558	147	158	6,215	3,423
Transfers between sub-accounts and the fixed account, net	(9,721)	76,867	(1,264,050)	(198,978)	(4)	(5,375)	(8,164)	(29,999)
Contract benefits	(5,558)	(6,653)	(127,468)	(133,377)	(2,278)	(2,183)	(241)	(107)
Contract terminations	(35,496)	(43,392)	(257,336)	(493,707)	(1,738)	(1,763)	(7,605)	(9,324)
Contract maintenance charges	(51)	(62)	—	—	(8)	(9)	—	—
Other transfers (to) from FILI, net	37	(99)	—	2	(84)	(346)	(3)	(1)

Net increase (decrease) in net assets from contract transactions	(48,101)	33,315	(71,035)	116,498	(3,965)	(9,518)	(9,798)	(36,008)

Total increase (decrease) in net assets	(49,956)	31,852	(74,027)	118,362	(1,493)	(8,745)	6,401	(29,063)
Net Assets:
Beginning of period	265,511	233,659	1,813,259	1,694,897	71,886	80,631	370,663	399,726

End of period	$215,555	$265,511	$1,739,232	$1,813,259	$70,393	$71,886	$377,064	$370,663

(In thousands)	Subaccounts Investing In:
			VIP – Equity- Income				VIP – Growth
	VIP – Equity-Income		Investor Class		VIP – Growth		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$4,371	$3,282	$7,749	$5,066	$(5,961)	$(4,234)	$(1,321)	$(646)
Net realized gain (loss) on investments	47,744	11,097	58,774	12,266	185,043	74,912	199,103	71,595
Unrealized appreciation (depreciation)	33,750	2,784	28,184	824	(34,368)	137,222	(42,298)	129,990

Net increase (decrease) in net assets from operations	85,865	17,163	94,707	18,156	144,714	207,900	155,484	200,939

Contract Transactions:
Payments received from contract owners	347	313	7,447	3,255	1,079	992	13,818	8,101
Transfers between sub-accounts and the fixed account, net	(3,457)	(15,513)	47,365	(7,351)	(21,601)	(22,355)	42,026	21,226
Contract benefits	(9,747)	(8,928)	(242)	(223)	(14,964)	(9,888)	(139)	(124)
Contract terminations	(11,464)	(11,699)	(8,012)	(7,563)	(22,740)	(14,535)	(14,244)	(12,577)
Contract maintenance charges	(48)	(46)	—	—	(89)	(82)	—	—
Other transfers (to) from FILI, net	(889)	(1,964)	(4)	7	(688)	(1,334)	4	(18)

Net increase (decrease) in net assets from contract transactions	(25,258)	(37,837)	46,554	(11,875)	(59,003)	(47,202)	41,465	16,608

Total increase (decrease) in net assets	60,607	(20,674)	141,261	6,281	85,711	160,698	196,949	217,547
Net Assets:
Beginning of period	369,212	389,886	362,054	355,773	679,861	519,163	674,257	456,710

End of period	$429,819	$369,212	$503,315	$362,054	$765,572	$679,861	$871,206	$674,257

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Overseas,
	VIP – Overseas		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(252)	$(279)	$754	$349
Net realized gain (loss) on investments	7,510	(306)	27,858	1,474
Unrealized appreciation (depreciation)	7,142	10,592	14,461	25,430

Net increase (decrease) in net assets from operations	14,400	10,007	43,073	27,253

Contract Transactions:
Payments received from contract owners	153	97	3,565	1,286
Transfers between sub-accounts and the fixed account, net	(2,908)	(4,411)	(2,151)	(18,213)
Contract benefits	(1,650)	(1,395)	(252)	(12)
Contract terminations	(2,924)	(2,075)	(4,223)	(4,452)
Contract maintenance charges	(11)	(11)	—	—
Other transfers (to) from FILI, net	(40)	(307)	(3)	(4)

Net increase (decrease) in net assets from contract transactions	(7,380)	(8,102)	(3,064)	(21,395)

Total increase (decrease) in net assets	7,020	1,905	40,009	5,858
Net Assets:
Beginning of period	80,458	78,553	225,658	219,800

End of period	$87,478	$80,458	$265,667	$225,658

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –		Investment Grade Bond				VIP – Asset Manager
	Investment Grade Bond		Investor Class		VIP – Asset Manager		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$2,026	$2,547	$16,815	$18,890	$1,615	$1,278	$3,450	$2,568
Net realized gain (loss) on investments	5,586	687	33,629	6,534	2,936	1,302	4,725	3,008
Unrealized appreciation (depreciation)	(10,411)	11,214	(59,452)	47,753	13,828	22,985	14,322	22,140

Net increase (decrease) in net assets from operations	(2,799)	14,448	(9,008)	73,177	18,379	25,565	22,497	27,716

Contract Transactions:
Payments received from contract owners	487	383	14,018	30,360	541	453	6,296	2,718
Transfers between sub-accounts and the fixed account, net	(8,792)	20,101	(59,102)	149,141	(576)	(3,964)	6,990	77
Contract benefits	(5,312)	(6,070)	(1,018)	(613)	(6,732)	(5,628)	(47)	(88)
Contract terminations	(8,117)	(6,516)	(35,778)	(34,492)	(8,708)	(6,682)	(5,023)	(6,498)
Contract maintenance charges	(21)	(23)	—	—	(27)	(28)	—	—
Other transfers (to) from FILI, net	(292)	(631)	(1)	3	(550)	(671)	(3)	1

Net increase (decrease) in net assets from contract transactions	(22,047)	7,244	(81,881)	144,399	(16,052)	(16,520)	8,213	(3,790)

Total increase (decrease) in net assets	(24,846)	21,692	(90,889)	217,576	2,327	9,045	30,710	23,926
Net Assets:
Beginning of period	191,178	169,486	985,291	767,715	209,493	200,448	226,257	202,331

End of period	$166,332	$191,178	$894,402	$985,291	$211,820	$209,493	$256,967	$226,257

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
					VIP –
			VIP –		Asset Manager: Growth
	VIP – Index 500		Asset Manager: Growth		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$43,799	$46,741	$417	$173	$1,598	$912
Net realized gain (loss) on investments	238,692	218,758	2,869	1,847	6,020	2,118
Unrealized appreciation (depreciation)	772,808	267,442	5,724	7,809	8,968	13,826

Net increase (decrease) in net assets from operations	1,055,299	532,941	9,010	9,829	16,586	16,856

Contract Transactions:
Payments received from contract owners	88,441	37,287	159	222	2,960	876
Transfers between sub-accounts and the fixed account, net	285,503	(139,095)	(1,101)	(1,714)	4,178	(5,432)
Contract benefits	(16,181)	(12,912)	(2,300)	(1,483)	—	—
Contract terminations	(99,127)	(93,237)	(1,299)	(2,723)	(3,783)	(2,360)
Contract maintenance charges	(81)	(77)	(11)	(11)	—	—
Other transfers (to) from FILI, net	216	(711)	(21)	(308)	1	—

Net increase (decrease) in net assets from contract transactions	258,771	(208,745)	(4,573)	(6,017)	3,356	(6,916)

Total increase (decrease) in net assets	1,314,070	324,196	4,437	3,812	19,942	9,940
Net Assets:
Beginning of period	3,630,663	3,306,467	70,900	67,088	121,466	111,526

End of period	$4,944,733	$3,630,663	$75,337	$70,900	$141,408	$121,466

(In thousands)	Subaccounts Investing In:
			VIP – Contrafund				VIP – Balanced
	VIP – Contrafund		Investor Class		VIP – Balanced		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(9,056)	$(5,614)	$(2,638)	$(197)	$197	$1,016	$16,541	$26,721
Net realized gain (loss) on investments	193,573	37,834	346,387	64,517	21,013	6,198	368,161	103,213
Unrealized appreciation (depreciation)	98,482	224,387	154,771	368,361	11,637	26,232	228,876	466,314

Net increase (decrease) in net assets from operations	282,999	256,607	498,520	432,681	32,847	33,446	613,578	596,248

Contract Transactions:
Payments received from contract owners	1,751	1,630	22,551	16,658	979	800	87,595	52,509
Transfers between sub-accounts and the fixed account, net	(19,700)	(50,991)	(13,139)	(69,290)	7,497	(890)	155,654	(25,549)
Contract benefits	(22,419)	(21,136)	(1,733)	(258)	(6,142)	(5,983)	(4,567)	(2,856)
Contract terminations	(37,284)	(28,067)	(39,470)	(32,194)	(5,876)	(4,559)	(130,232)	(121,258)
Contract maintenance charges	(149)	(147)	—	—	(19)	(18)	—	—
Other transfers (to) from FILI, net	(1,429)	(754)	3	(10)	(287)	(566)	11	(48)

Net increase (decrease) in net assets from contract transactions	(79,230)	(99,465)	(31,788)	(85,094)	(3,848)	(11,216)	108,461	(97,202)

Total increase (decrease) in net assets	203,769	157,142	466,732	347,587	28,999	22,230	722,039	499,046
Net Assets:
Beginning of period	1,096,430	939,288	1,851,077	1,503,490	192,127	169,897	3,419,574	2,920,528

End of period	$1,300,199	$1,096,430	$2,317,809	$1,851,077	$221,126	$192,127	$4,141,613	$3,419,574

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP – Dynamic Capital
	VIP – Dynamic Capital		Appreciation				VIP – Growth & Income
	Appreciation		Investor Class		VIP – Growth & Income		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(111)	$(126)	$281	$(19)	$1,992	$1,301	$5,423	$3,193
Net realized gain (loss) on investments	3,560	379	22,771	3,416	9,784	7,382	16,694	8,819
Unrealized appreciation (depreciation)	2,073	5,443	12,921	31,573	15,726	(2,554)	28,155	(2,150)
Net increase (decrease) in net assets from operations	5,522	5,696	35,973	34,970	27,502	6,129	50,272	9,862
Contract Transactions:

Payments received from contract owners	67	93	2,208	1,151	189	106	4,222	1,396

Transfers between sub-accounts and the fixed account, net	(303)	(1,573)	4,680	(2,488)	(656)	(5,391)	29,760	(20,173)
Contract benefits	(1,058)	(567)	(13)	—	(4,134)	(3,141)	(122)	(11)
Contract terminations	(604)	(412)	(2,548)	(2,257)	(2,841)	(2,957)	(5,292)	(4,247)
Contract maintenance charges	(3)	(2)	—	—	(19)	(19)	—	—
Other transfers (to) from FILI, net	20	(49)	(1)	(2)	(700)	(291)	(5)	(5)

Net increase (decrease) in net assets from contract transactions	(1,881)	(2,510)	4,326	(3,596)	(8,161)	(11,693)	28,563	(23,040)

Total increase (decrease) in net assets	3,641	3,186	40,299	31,374	19,341	(5,564)	78,835	(13,178)
Net Assets:
Beginning of period	23,928	20,742	146,488	115,114	113,765	119,329	190,471	203,649

End of period	$27,569	$23,928	$186,787	$146,488	$133,106	$113,765	$269,306	$190,471

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –		Growth Opportunities				VIP – Mid Cap
	Growth Opportunities		Investor Class		VIP – Mid Cap		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(2,263)	$(1,560)	$(2,125)	$(1,315)	$(712)	$(439)	$2,290	$1,749
Net realized gain (loss) on investments	61,469	32,305	251,932	105,482	56,708	(3,138)	115,316	(8,063)
Unrealized appreciation (depreciation)	(31,572)	71,969	(121,213)	324,099	10,543	41,036	16,173	79,123

Net increase (decrease) in net assets from operations	27,634	102,714	128,594	428,266	66,539	37,459	133,779	72,809

Contract Transactions:
Payments received from contract owners	1,505	676	34,051	23,111	567	324	6,527	2,539
Transfers between sub-accounts and the fixed account, net	(32,555)	3,735	(40,294)	121,916	(7,696)	(20,405)	2,362	(55,249)
Contract benefits	(6,220)	(5,579)	(184)	(96)	(8,409)	(6,670)	(711)	(256)
Contract terminations	(5,424)	(4,577)	(18,093)	(18,530)	(8,895)	(8,000)	(10,370)	(8,399)
Contract maintenance charges	(34)	(27)	—	—	(38)	(35)	—	—
Other transfers (to) from FILI, net	23	(492)	7	(23)	(476)	(476)	—	—

Net increase (decrease) in net assets from contract transactions	(42,705)	(6,264)	(24,513)	126,378	(24,947)	(35,262)	(2,192)	(61,365)

Total increase (decrease) in net assets	(15,071)	96,450	104,081	554,644	41,592	2,197	131,587	11,444
Net Assets:
Beginning of period	262,165	165,715	1,154,274	599,630	280,720	278,523	526,491	515,047

End of period	$247,094	$262,165	$1,258,355	$1,154,274	$322,312	$280,720	$658,078	$526,491

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
			VIP –
	VIP –		Value Strategies				VIP – Utilities
	Value Strategies		Investor Class		VIP – Utilities		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$352	$147	$2,870	$870	$247	$447	$2,318	$3,337
Net realized gain (loss) on investments	7,556	888	34,847	1,416	345	419	2,794	4,826
Unrealized appreciation (depreciation)	5,087	830	10,086	2,951	3,115	(2,840)	17,474	(16,953)

Net increase (decrease) in net assets from operations	12,995	1,865	47,803	5,237	3,707	(1,974)	22,586	(8,790)

Contract Transactions:
Payments received from contract owners	60	64	4,148	411	76	70	1,470	3,288
Transfers between sub-accounts and the fixed account, net	8,082	3,461	71,057	34,639	(1,875)	(8,800)	(5,034)	(49,447)
Contract benefits	(1,463)	(908)	(148)	(8)	(613)	(744)	(34)	(138)
Contract terminations	(1,365)	(809)	(2,611)	(993)	(314)	(960)	(3,104)	(4,381)
Contract maintenance charges	(7)	(4)	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(55)	(122)	(3)	4	16	(75)	1	(4)

Net increase (decrease) in net assets from contract transactions	5,252	1,682	72,443	34,053	(2,713)	(10,513)	(6,701)	(50,682)

Total increase (decrease) in net assets	18,247	3,547	120,246	39,290	994	(12,487)	15,885	(59,472)
Net Assets:
Beginning of period	36,927	33,380	116,259	76,969	24,771	37,258	138,543	198,015

End of period	$55,174	$36,927	$236,505	$116,259	$25,765	$24,771	$154,428	$138,543

(In thousands)	Subaccounts Investing In:
			VIP – Technology				VIP – Energy
	VIP – Technology		Investor Class		VIP – Energy		Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(2,055)	$(1,421)	$(2,184)	$(994)	$675	$285	$3,029	$1,484
Net realized gain (loss) on investments	53,330	25,134	267,047	108,374	438	(4,446)	10,704	151
Unrealized appreciation (depreciation)	7,649	72,895	58,291	373,245	6,905	(4,435)	25,021	(23,105)

Net increase (decrease) in net assets from operations	58,924	96,608	323,154	480,625	8,018	(8,596)	38,754	(21,470)

Contract Transactions:
Payments received from contract owners	881	752	21,793	18,589	89	28	2,273	688
Transfers between sub-accounts and the fixed account, net	(6,693)	7,519	(23,326)	107,172	6,235	(486)	44,728	15,444
Contract benefits	(4,571)	(3,297)	(412)	(1,106)	(543)	(1,263)	(78)	(54)
Contract terminations	(6,281)	(5,378)	(20,339)	(23,022)	(727)	(673)	(3,012)	(1,070)
Contract maintenance charges	(35)	(29)	—	—	(7)	(6)	—	—
Other transfers (to) from FILI, net	(405)	49	15	(2)	(47)	(48)	6	(6)

Net increase (decrease) in net assets from contract transactions	(17,104)	(384)	(22,269)	101,631	5,000	(2,448)	43,917	15,002

Total increase (decrease) in net assets	41,820	96,224	300,885	582,256	13,018	(11,044)	82,671	(6,468)
Net Assets:
Beginning of period	248,510	152,286	1,254,095	671,839	14,829	25,873	66,258	72,726

End of period	$290,330	$248,510	$1,554,980	$1,254,095	$27,847	$14,829	$148,929	$66,258

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(1,077)	$(369)	$(848)	$2,361	$278	$237	$3,107	$1,982
Net realized gain (loss) on investments	17,069	11,259	94,465	57,712	1,645	460	14,466	5,750
Unrealized appreciation (depreciation)	(973)	14,003	651	83,697	4,066	(1,638)	24,715	(12,045)

Net increase (decrease) in net assets from operations	15,019	24,893	94,268	143,770	5,989	(941)	42,288	(4,313)

Contract Transactions:
Payments received from contract owners	427	261	10,499	10,460	76	18	3,053	921
Transfers between sub-accounts and the fixed account, net	(7,505)	(2,507)	(37,793)	23,312	9,554	(2,572)	70,417	(9,912)
Contract benefits	(4,867)	(3,353)	(116)	(168)	(628)	(369)	(13)	—
Contract terminations	(4,633)	(3,187)	(13,157)	(13,746)	(343)	(580)	(2,570)	(2,412)
Contract maintenance charges	(20)	(21)	—	—	(6)	(3)	—	—
Other transfers (to) from FILI, net	(20)	(453)	6	(2)	5	(37)	1	(4)

Net increase (decrease) in net assets from contract transactions	(16,618)	(9,260)	(40,561)	19,856	8,658	(3,543)	70,888	(11,407)

Total increase (decrease) in net assets	(1,599)	15,633	53,707	163,626	14,647	(4,484)	113,176	(15,720)
Net Assets:
Beginning of period	145,735	130,102	844,282	680,656	17,730	22,214	108,409	124,129

End of period	$144,136	$145,735	$897,989	$844,282	$32,377	$17,730	$221,585	$108,409

(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(227)	$(68)	$(205)	$333	$(237)	$(158)	$(417)	$(133)
Net realized gain (loss) on investments	4,379	776	20,939	2,234	4,618	1,624	32,025	9,326
Unrealized appreciation (depreciation)	(66)	1,267	(1,239)	5,773	302	5,019	9,857	39,979

Net increase (decrease) in net assets from operations	4,086	1,975	19,495	8,340	4,683	6,485	41,465	49,172

Contract Transactions:
Payments received from contract owners	79	14	1,190	462	97	32	3,866	1,162
Transfers between sub-accounts and the fixed account, net	(1,247)	(3,510)	(10,510)	(9,729)	1,086	(2,471)	11,180	8,279
Contract benefits	(894)	(521)	(23)	(10)	(1,111)	(905)	(6)	(2)
Contract terminations	(886)	(988)	(1,535)	(1,854)	(868)	(612)	(4,239)	(4,445)
Contract maintenance charges	(3)	(3)	—	—	(4)	(3)	—	—
Other transfers (to) from FILI, net	(82)	(22)	—	1	(74)	44	2	(4)

Net increase (decrease) in net assets from contract transactions	(3,033)	(5,030)	(10,878)	(11,130)	(874)	(3,915)	10,803	4,990

Total increase (decrease) in net assets	1,053	(3,055)	8,617	(2,790)	3,809	2,570	52,268	54,162
Net Assets:
Beginning of period	27,545	30,600	121,047	123,837	25,632	23,062	214,538	160,376

End of period	$28,598	$27,545	$129,664	$121,047	$29,441	$25,632	$266,806	$214,538

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$99	$331	$1,750	$2,560	$998	$1,291	$22,261	$25,795
Net realized gain (loss) on investments	69	(741)	4,067	1,168	1,064	262	17,297	5,402
Unrealized appreciation (depreciation)	9,180	(2,476)	51,028	(18,016)	(481)	1,708	(8,410)	25,123

Net increase (decrease) in net assets from operations	9,348	(2,886)	56,845	(14,288)	1,581	3,261	31,148	56,320

Contract Transactions:
Payments received from contract owners	108	33	2,658	1,201	160	77	16,164	7,207
Transfers between sub-accounts and the fixed account, net	2,101	(3,967)	28,592	(23,169)	2,083	(3,788)	11,962	(56,127)
Contract benefits	(886)	(678)	(251)	(85)	(1,469)	(1,654)	(755)	(228)
Contract terminations	(1,309)	(648)	(2,826)	(2,921)	(2,213)	(3,105)	(18,249)	(23,893)
Contract maintenance charges	(6)	(6)	—	—	(6)	(6)	—	—
Other transfers (to) from FILI, net	(41)	(148)	(1)	(2)	(25)	(251)	(2)	6

Net increase (decrease) in net assets from contract transactions	(33)	(5,414)	28,172	(24,976)	(1,470)	(8,727)	9,120	(73,035)

Total increase (decrease) in net assets	9,315	(8,300)	85,017	(39,264)	111	(5,466)	40,268	(16,715)
Net Assets:
Beginning of period	25,031	33,331	136,135	175,399	56,046	61,512	879,413	896,128

End of period	$34,346	$25,031	$221,152	$136,135	$56,157	$56,046	$919,681	$879,413

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(196)	$(105)	$(610)	$261
Net realized gain (loss) on investments	3,563	1,808	42,478	22,184
Unrealized appreciation (depreciation)	(863)	2,055	(215)	34,042

Net increase (decrease) in net assets from operations	2,504	3,758	41,653	56,487

Contract Transactions:
Payments received from contract owners	38	34	5,929	3,702
Transfers between sub-accounts and the fixed account, net	(3,886)	586	1,538	498
Contract benefits	(420)	(305)	(591)	(26)
Contract terminations	(359)	(593)	(4,988)	(7,906)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(4)	17	(1)	2

Net increase (decrease) in net assets from contract transactions	(4,633)	(263)	1,887	(3,730)

Total increase (decrease) in net assets	(2,129)	3,495	43,540	52,757
Net Assets:
Beginning of period	24,736	21,241	342,612	289,855

End of period	$22,607	$24,736	$386,152	$342,612

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$217	$96	$2,870	$1,340
Net realized gain (loss) on investments	3,887	385	31,912	477
Unrealized appreciation (depreciation)	1,597	155	8,678	944

Net increase (decrease) in net assets from operations	5,701	636	43,460	2,761

Contract Transactions:
Payments received from contract owners	27	14	5,152	994
Transfers between sub-accounts and the fixed account, net	5,729	(841)	42,048	(12,014)
Contract benefits	(441)	(568)	(18)	(5)
Contract terminations	(1,036)	(303)	(3,504)	(1,968)
Contract maintenance charges	(3)	(2)	—	—
Other transfers (to) from FILI, net	(73)	(108)	—	(1)

Net increase (decrease) in net assets from contract transactions	4,203	(1,808)	43,678	(12,994)

Total increase (decrease) in net assets	9,904	(1,172)	87,138	(10,233)
Net Assets:
Beginning of period	16,940	18,112	131,011	141,244

End of period	$26,844	$16,940	$218,149	$131,011

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$22	$62	$781	$989
Net realized gain (loss) on investments	531	367	4,234	3,348
Unrealized appreciation (depreciation)	(269)	661	(2,121)	3,951

Net increase (decrease) in net assets from operations	284	1,090	2,894	8,288

Contract Transactions:
Payments received from contract owners	24	24	2,170	885
Transfers between sub-accounts and the fixed account, net	(887)	1,346	3,114	6,261
Contract benefits	(174)	(117)	(664)	(29)
Contract terminations	(361)	(806)	(3,273)	(3,617)
Contract maintenance charges	(1)	(2)	—	—
Other transfers (to) from FILI, net	8	(3)	(2)	60

Net increase (decrease) in net assets from contract transactions	(1,391)	442	1,345	3,560

Total increase (decrease) in net assets	(1,107)	1,532	4,239	11,848
Net Assets:
Beginning of period	12,440	10,908	92,853	81,005

End of period	$11,333	$12,440	$97,092	$92,853

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$24	$42	$232	$361	$26	$51	$623	$694
Net realized gain (loss) on investments	316	349	2,170	1,461	552	495	3,699	3,129
Unrealized appreciation (depreciation)	(53)	472	(1,129)	1,322	(67)	491	(287)	3,492

Net increase (decrease) in net assets from operations	287	863	1,273	3,144	511	1,037	4,035	7,315

Contract Transactions:
Payments received from contract owners	—	—	786	521	31	1	3,128	1,104
Transfers between sub-accounts and the fixed account, net	(166)	853	(6,940)	1,764	(58)	322	3,348	2,355
Contract benefits	(77)	(116)	—	(38)	(29)	(52)	—	—
Contract terminations	(284)	(941)	(826)	(1,357)	(446)	(682)	(1,985)	(1,772)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	—	—	—	1	(2)	6	1	(3)

Net increase (decrease) in net assets from contract transactions	(528)	(205)	(6,980)	891	(506)	(407)	4,492	1,684

Total increase (decrease) in net assets	(241)	658	(5,707)	4,035	5	630	8,527	8,999
Net Assets:
Beginning of period	9,000	8,342	33,642	29,607	10,486	9,856	70,453	61,454

End of period	$8,759	$9,000	$27,935	$33,642	$10,491	$10,486	$78,980	$70,453

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$68	$104	$923	$1,029	$54	$124	$1,924	$2,054
Net realized gain (loss) on investments	1,342	1,215	7,317	6,060	2,404	1,720	16,341	14,053
Unrealized appreciation (depreciation)	151	1,286	(336)	5,126	(208)	1,361	1,370	10,276

Net increase (decrease) in net assets from operations	1,561	2,605	7,904	12,215	2,250	3,205	19,635	26,383

Contract Transactions:
Payments received from contract owners	27	10	2,287	954	89	38	5,223	4,782
Transfers between sub-accounts and the fixed account, net	(379)	(666)	1,816	(1,950)	(2,689)	(866)	(845)	(12,424)
Contract benefits	(68)	(297)	(327)	(356)	(45)	(62)	(42)	(133)
Contract terminations	(946)	(1,439)	(2,914)	(5,115)	(1,672)	(1,209)	(6,374)	(9,192)
Contract maintenance charges	(2)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	7	7	—	—	5	(25)	1	(1)

Net increase (decrease) in net assets from contract transactions	(1,361)	(2,388)	862	(6,467)	(4,316)	(2,128)	(2,037)	(16,968)

Total increase (decrease) in net assets	200	217	8,766	5,748	(2,066)	1,077	17,598	9,415
Net Assets:
Beginning of period	23,473	23,256	104,884	99,136	26,850	25,773	213,363	203,948

End of period	$23,673	$23,473	$113,650	$104,884	$24,784	$26,850	$230,961	$213,363

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$70	$77	$2,473	$2,449	$78	$91	$3,208	$2,706
Net realized gain (loss) on investments	1,323	1,022	22,105	15,014	1,634	1,081	23,852	17,922
Unrealized appreciation (depreciation)	910	1,460	3,557	17,521	987	1,722	12,208	21,386

Net increase (decrease) in net assets from operations	2,303	2,559	28,135	34,984	2,699	2,894	39,268	42,014

Contract Transactions:
Payments received from contract owners	25	57	6,936	6,123	875	147	15,182	11,013
Transfers between sub-accounts and the fixed account, net	3,165	708	1,438	(1,290)	880	33	36,824	(520)
Contract benefits	(88)	(75)	(544)	—	(156)	(12)	(786)	(74)
Contract terminations	(234)	(558)	(9,446)	(6,153)	(667)	(631)	(5,132)	(6,708)
Contract maintenance charges	(5)	(4)	—	—	(7)	(6)	—	—
Other transfers (to) from FILI, net	4	2	(1)	—	4	1	(1)	2

Net increase (decrease) in net assets from contract transactions	2,867	130	(1,617)	(1,320)	929	(468)	46,087	3,713

Total increase (decrease) in net assets	5,170	2,689	26,518	33,664	3,628	2,426	85,355	45,727
Net Assets:
Beginning of period	20,442	17,753	263,893	230,229	22,983	20,557	305,469	259,742

End of period	$25,612	$20,442	$290,411	$263,893	$26,611	$22,983	$390,824	$305,469

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$43	$76	$139	$220	$150	$195
Net realized gain (loss) on investments	423	453	1,861	1,809	2,108	1,750
Unrealized appreciation (depreciation)	(189)	474	(209)	1,584	644	2,259

Net increase (decrease) in net assets from operations	277	1,003	1,791	3,613	2,902	4,204

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	—	100	(422)	157	(2)	(231)
Contract benefits	(878)	(836)	(2,386)	(2,464)	(2,190)	(1,875)
Contract terminations	(37)	—	(19)	(194)	(33)	(93)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	(186)	(318)	93	(533)	55	81

Net increase (decrease) in net assets from contract transactions	(1,101)	(1,054)	(2,734)	(3,034)	(2,170)	(2,118)

Total increase (decrease) in net assets	(824)	(51)	(943)	579	732	2,086
Net Assets:
Beginning of period	10,968	11,019	33,150	32,571	32,659	30,573

End of period	$10,144	$10,968	$32,207	$33,150	$33,391	$32,659

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(129)	$(6)	$487	$984	$7,083	$7,176	$16,461	$13,807
Net realized gain (loss) on investments	2,726	(877)	21,412	(6,031)	9,366	7,964	60,806	49,797
Unrealized appreciation (depreciation)	1,692	3,203	27,422	33,658	12,753	46,208	94,755	140,959

Net increase (decrease) in net assets from operations	4,289	2,320	49,321	28,611	29,202	61,348	172,022	204,563

Contract Transactions:
Payments received from contract owners	98	20	8,374	1,213	28,764	17,325	36,202	25,485
Transfers between sub-accounts and the fixed account, net	3,200	(2,142)	41,149	(4,324)	22,829	74,500	84,971	(7,274)
Contract benefits	(614)	(318)	(208)	(41)	(4,507)	(3,495)	(17,681)	(13,976)
Contract terminations	(692)	(549)	(5,680)	(3,728)	(24,490)	(35,786)	(53,309)	(54,688)
Contract maintenance charges	(4)	(2)	—	—	(7)	(7)	(10)	(11)
Other transfers (to) from FILI, net	(119)	(29)	1	—	68	220	(976)	(309)

Net increase (decrease) in net assets from contract transactions	1,869	(3,020)	43,636	(6,880)	22,657	52,757	49,197	(50,773)

Total increase (decrease) in net assets	6,158	(700)	92,957	21,731	51,859	114,105	221,219	153,790
Net Assets:
Beginning of period	20,323	21,023	233,854	212,123	858,205	744,100	1,748,196	1,594,406

End of period	$26,481	$20,323	$326,811	$233,854	$910,064	$858,205	$1,969,415	$1,748,196

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$13,038	$9,365	$15,030	$10,187	$4,612	$2,828
Net realized gain (loss) on investments	76,476	65,372	54,124	53,488	29,240	20,886
Unrealized appreciation (depreciation)	155,598	184,037	169,716	155,540	65,442	56,331

Net increase (decrease) in net assets from operations	245,112	258,774	238,870	219,215	99,294	80,045

Contract Transactions:
Payments received from contract owners	35,941	21,177	42,738	28,134	15,480	9,134
Transfers between sub-accounts and the fixed account, net	68,310	(10,004)	105,513	(44,468)	33,714	(14,654)
Contract benefits	(13,309)	(11,960)	(6,278)	(4,922)	(3,908)	(3,803)
Contract terminations	(94,956)	(87,592)	(43,733)	(47,609)	(13,192)	(16,073)
Contract maintenance charges	(10)	(9)	(9)	(8)	(5)	(5)
Other transfers (to) from FILI, net	(146)	156	(109)	(347)	126	8

Net increase (decrease) in net assets from contract transactions	(4,170)	(88,232)	98,122	(69,220)	32,215	(25,393)

Total increase (decrease) in net assets	240,942	170,542	336,992	149,995	131,509	54,652
Net Assets:
Beginning of period	2,089,299	1,918,757	1,642,730	1,492,735	555,416	500,764

End of period	$2,330,241	$2,089,299	$1,979,722	$1,642,730	$686,925	$555,416

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$198	$187	$3,420	$3,102	$(7)	$(5)	$372	$158
Net realized gain (loss) on investments	1,160	649	14,718	7,488	1,010	(433)	7,054	(1,606)
Unrealized appreciation (depreciation)	949	929	9,253	8,908	2,428	1,829	9,618	7,889

Net increase (decrease) in net assets from operations	2,307	1,765	27,391	19,498	3,431	1,391	17,044	6,441

Contract Transactions:
Payments received from contract owners	51	76	2,321	2,752	57	4	2,662	215
Transfers between sub-accounts and the fixed account, net	(616)	(2,226)	(12,863)	(19,885)	6,329	65	25,712	6,073
Contract benefits	(452)	(429)	(16)	(37)	(327)	(179)	(4)	(60)
Contract terminations	(628)	(283)	(4,825)	(4,513)	(441)	(212)	(2,309)	(593)
Contract maintenance charges	(3)	(3)	—	—	(5)	(3)	—	—
Other transfers (to) from FILI, net	(28)	(52)	(1)	6	(11)	5	2	1

Net increase (decrease) in net assets from contract transactions	(1,676)	(2,917)	(15,384)	(21,677)	5,602	(320)	26,063	5,636

Total increase (decrease) in net assets	631	(1,152)	12,007	(2,179)	9,033	1,071	43,107	12,077
Net Assets:
Beginning of period	18,751	19,903	206,315	208,494	9,321	8,250	44,230	32,153

End of period	$19,382	$18,751	$218,322	$206,315	$18,354	$9,321	$87,337	$44,230

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$(132)	$(77)	$(219)	$(123)	$153	$7	$2,822	$586
Net realized gain (loss) on investments	2,131	451	19,669	2,858	2,812	1,285	24,318	10,216
Unrealized appreciation (depreciation)	(322)	2,449	(5,063)	18,345	(3,416)	1,734	(33,149)	15,008

Net increase (decrease) in net assets from operations	1,677	2,823	14,387	21,080	(451)	3,026	(6,009)	25,810

Contract Transactions:
Payments received from contract owners	89	45	3,494	1,949	105	10	4,806	1,098
Transfers between sub-accounts and the fixed account, net	3,484	595	15,321	6,163	(2,739)	2,873	18,217	14,827
Contract benefits	(554)	(234)	(12)	—	(143)	(95)	(289)	(55)
Contract terminations	(420)	(155)	(2,264)	(1,773)	(316)	(701)	(1,927)	(1,949)
Contract maintenance charges	(3)	(2)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	(76)	46	1	(2)	22	8	1	5

Net increase (decrease) in net assets from contract transactions	2,520	295	16,540	6,337	(3,073)	2,093	20,808	13,926

Total increase (decrease) in net assets	4,197	3,118	30,927	27,417	(3,524)	5,119	14,799	39,736
Net Assets:
Beginning of period	11,925	8,807	93,182	65,765	15,423	10,304	127,810	88,074

End of period	$16,122	$11,925	$124,109	$93,182	$11,899	$15,423	$142,609	$127,810

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$134	$284	$4,726	$6,838	$3,185	$3,292	$3,707	$2,498
Net realized gain (loss) on investments	4	(517)	515	(9,175)	4,349	9,873	22,900	5,850
Unrealized appreciation (depreciation)	171	(52)	2,757	(1,384)	(17,433)	6,677	56,026	29,358

Net increase (decrease) in net assets from operations	309	(285)	7,998	(3,721)	(9,899)	19,842	82,633	37,706

Contract Transactions:
Payments received from contract owners	—	—	8,983	2,161	11,271	19,300	19,085	6,739
Transfers between sub-accounts and the fixed account, net	1,956	(3,855)	52,886	(69,498)	(18,479)	209,955	158,365	40,136
Contract benefits	(97)	(96)	(33)	(66)	(684)	(1,335)	(904)	(66)
Contract terminations	(719)	(470)	(6,064)	(6,225)	(15,250)	(14,770)	(7,288)	(4,920)
Contract maintenance charges	(1)	(1)	—	—	(3)	(4)	(2)	(1)
Other transfers (to) from FILI, net	12	(22)	—	1	2	(5)	(2)	11

Net increase (decrease) in net assets from contract transactions	1,151	(4,444)	55,772	(73,627)	(23,143)	213,141	169,254	41,899

Total increase (decrease) in net assets	1,460	(4,729)	63,770	(77,348)	(33,042)	232,983	251,887	79,605
Net Assets:
Beginning of period	6,768	11,497	144,396	221,744	449,910	216,927	236,733	157,128

End of period	$8,228	$6,768	$208,166	$144,396	$416,868	$449,910	$488,620	$236,733

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$1,425	$650	$5,502	$1,788	$284	$504	$4,800	$4,305
Net realized gain (loss) on investments	18,372	898	5,517	2,004	7	(1,222)	(702)	(3,203)
Unrealized appreciation (depreciation)	(1,499)	6,529	1,247	11,944	1,456	7,809	(6,425)	2,556

Net increase (decrease) in net assets from operations	18,298	8,077	12,266	15,736	1,747	7,091	(2,327)	3,658

Contract Transactions:
Payments received from contract owners	5,299	2,722	7,962	3,542	333	233	605	342
Transfers between sub-accounts and the fixed account, net	47,137	(300)	75,440	30,637	(3,608)	(4,328)	(5,857)	(15,219)
Contract benefits	(260)	(137)	(271)	(486)	(692)	(883)	(363)	(312)
Contract terminations	(2,425)	(981)	(4,331)	(1,897)	(2,352)	(1,116)	(1,665)	(2,849)
Contract maintenance charges	(1)	—	(1)	—	(4)	(4)	(2)	(2)
Other transfers (to) from FILI, net	38	—	6	16	(9)	(120)	(35)	(39)

Net increase (decrease) in net assets from contract transactions	49,788	1,304	78,805	31,812	(6,332)	(6,218)	(7,317)	(18,079)

Total increase (decrease) in net assets	68,086	9,381	91,071	47,548	(4,585)	873	(9,644)	(14,421)
Net Assets:
Beginning of period	72,634	63,253	149,743	102,195	65,240	64,367	104,004	118,425

End of period	$140,720	$72,634	$240,814	$149,743	$60,655	$65,240	$94,360	$104,004

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist – Class II		Invesco – V.I. Global Core Equity		Allspring – VT Discovery		Allspring – VT Opportunity
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$422	$262	$141	$181	$(352)	$(278)	$(190)	$(76)
Net realized gain (loss) on investments	1,116	1,429	5,308	2627	4,352	3,278	1,733	1,496
Unrealized appreciation (depreciation)	631	703	(1,887)	1,808	(6,481)	14,266	3,603	2,276

Net increase (decrease) in net assets from operations	2,169	2,394	3,562	2,251	(2,481)	17,266	5,146	3,696

Contract Transactions:
Payments received from contract owners	212	52	496	45	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(937)	(1,102)	1,074	(2,213)	(995)	(1,281)	(1,026)	(1,081)
Contract benefits	(304)	(325)	(262)	(178)	(1,227)	(610)	(383)	(371)
Contract terminations	(363)	(515)	(224)	(584)	(1,117)	(1,247)	(692)	(375)
Contract maintenance charges	(1)	(1)	(1)	(1)	(7)	(7)	(2)	(2)
Other transfers (to) from FILI, net	(48)	(131)	25	(1)	(36)	(217)	(18)	(26)

Net increase (decrease) in net assets from contract transactions	(1,441)	(2,022)	1,108	(2,932)	(3,382)	(3,362)	(2,121)	(1,855)

Total increase (decrease) in net assets	728	372	4,670	(681)	(5,863)	13,904	3,025	1,841
Net Assets:
Beginning of period	27,284	26,912	22,296	22,977	44,568	30,664	22,777	20,936

End of period	$28,012	$27,284	$26,966	$22,296	$38,705	$44,568	$25,802	$22,777

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$1,416	$1,832	$1,319	$660	$1,190	$3,774	$10,409	$2,229
Net realized gain (loss) on investments	(917)	(5,670)	2,230	47	(278)	158	447	(372)
Unrealized appreciation (depreciation)	3,555	(770)	2,642	(502)	(5,495)	6,709	421	17,647

Net increase (decrease) in net assets from operations	4,054	(4,608)	6,191	205	(4,583)	10,641	11,277	19,504

Contract Transactions:
Payments received from contract owners	182	263	2,309	77	5,931	8,085	5,625	2,510
Transfers between sub-accounts and the fixed account, net	(5,612)	(14,915)	18,757	804	(51,649)	72,977	33,937	24,479
Contract benefits	(102)	(107)	(68)	(2)	(691)	(963)	(230)	(181)
Contract terminations	(1,326)	(2,133)	(398)	(262)	(20,940)	(22,769)	(16,419)	(5,577)
Contract maintenance charges	(1)	(1)	—	—	(3)	(4)	(2)	(2)
Other transfers (to) from FILI, net	9	6	13	(1)	14	(25)	20	(61)

Net increase (decrease) in net assets from contract transactions	(6,850)	(16,887)	20,613	616	(67,338)	57,301	22,931	21,168

Total increase (decrease) in net assets	(2,796)	(21,495)	26,804	821	(71,921)	67,942	34,208	40,672
Net Assets:
Beginning of period	73,684	95,179	12,978	12,157	442,946	375,004	208,969	168,297

End of period	$70,888	$73,684	$39,782	$12,978	$371,025	$442,946	$243,177	$208,969

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2021 and 2020

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov’t Securities
	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20	12/31/21	12/31/20
Operations:
Net investment income (loss)	$8,605	$10,727	$1,110	$1,563	$(118)	$5,876	$1,936	$3,107
Net realized gain (loss) on investments	22,623	7,633	30,663	8,379	(2,568)	(2,070)	(398)	218
Unrealized appreciation (depreciation)	(39,806)	26,256	(19,865)	20,368	(466)	(8,153)	(3,466)	(916)

Net increase (decrease) in net assets from operations	(8,578)	44,616	11,908	30,310	(3,152)	(4,347)	(1,928)	2,409

Contract Transactions:
Payments received from contract owners	4,500	8,344	2,042	832	542	294	2,965	3,192
Transfers between sub-accounts and the fixed account, net	(35,015)	(148)	(4,139)	(12,867)	(5,380)	(13,301)	(23,216)	50,335
Contract benefits	(868)	(1,014)	(180)	(132)	(124)	(174)	(115)	(809)
Contract terminations	(17,534)	(24,684)	(4,467)	(4,070)	(1,353)	(1,815)	(2,674)	(5,318)
Contract maintenance charges	(3)	(3)	(1)	(1)	(1)	(1)	(2)	(1)
Other transfers (to) from FILI, net	(5)	(9)	23	17	4	(11)	11	25

Net increase (decrease) in net assets from contract transactions	(48,925)	(17,514)	(6,722)	(16,221)	(6,312)	(15,008)	(23,031)	47,424

Total increase (decrease) in net assets	(57,503)	27,102	5,186	14,089	(9,464)	(19,355)	(24,959)	49,833
Net Assets:
Beginning of period	572,699	545,597	186,847	172,758	64,178	83,533	105,237	55,404

End of period	$515,196	$572,699	$192,033	$186,847	$54,714	$64,178	$80,278	$105,237

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

As of December 31, 2021, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $86,219,000 and 1,313,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

51	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2021 or 2020. The Account had no Level 3 activity during 2021 or 2020.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

52	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2021 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2021 were .045% to .780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2021:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$64,286	$114,253
VIP - Government Money Market Investor Class	613,101	687,129
VIP - High Income	7,036	7,890
VIP - High Income Investor Class	83,793	74,110
VIP - Equity Income	58,554	34,178
VIP - Equity Income Investor Class	156,517	50,905
VIP - Growth	155,237	69,761
VIP - Growth Investor Class	303,662	102,392
VIP - Overseas	7,847	9,284
VIP - Overseas, Investor Class	55,401	39,124
VIP - Investment Grade Bond	15,792	31,029
VIP - Investment Grade Bond Investor Class	131,274	171,166

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases	Sales
	(000s)	(000s)
VIP - Asset Manager	$9,059	$22,250
VIP - Asset Manager Investor Class	36,496	23,422
VIP - Index 500	708,454	376,091
VIP - Asset Manager Growth	3,084	6,163
VIP - Asset Manager Growth Investor Class	26,468	19,623
VIP - Contrafund	159,373	97,847
VIP - Contrafund Investor Class	444,646	217,096
VIP - Balanced	29,658	18,149
VIP - Balanced Investor Class	679,074	278,903
VIP - Dynamic Capital Appreciation	4,515	4,163
VIP - Dynamic Cap App Investor Class	47,403	27,985
VIP - Growth & Income	12,789	13,223
VIP - Growth & Income Investor Class	76,550	32,006
VIP - Growth Opportunities	50,343	70,833
VIP - Growth Opportunities Investor Class	362,232	274,038
VIP - Mid Cap	55,088	32,429
VIP - Mid Cap Investor Class	172,352	73,153
VIP - Value Strategies	28,210	18,349
VIP - Value Strategies Investor Class	172,887	78,605
VIP - Utilities	2,797	5,314
VIP - Utilities Investor Class	26,455	30,839
VIP - Technology	64,606	57,098
VIP - Technology Investor Class	372,630	253,461
VIP - Energy	32,694	26,996
VIP - Energy Investor Class	115,621	68,676
VIP - Health Care	16,041	23,642
VIP - Heath Care Investor Class	138,836	120,826
VIP - Financial Services	21,515	12,060
VIP - Financial Services Investor Class	146,943	69,463
VIP - Industrials	6,315	5,651
VIP - Industrials Investor Class	50,543	43,923
VIP - Consumer Discretionary	8,403	8,298
VIP - Consumer Discretionary Investor Class	76,437	56,027
VIP - Real Estate	6,939	6,710
VIP - Real Estate Investor Class	58,979	27,908
VIP - Strategic Income	6,795	6,457
VIP - Strategic Income Investor Class	122,480	76,766
VIP - International Capital Appreciation	3,052	6,480
VIP - International Capital Appreciation Investor Class	76,243	53,021
VIP - Value	13,283	6,079
VIP - Value Investor Class	117,800	48,717
VIP - Freedom Income	1,205	2,326
VIP - Freedom Income Investor Class	20,989	16,339
VIP - Freedom 2005	367	641
VIP - Freedom 2005 Investor Class	6,762	12,548
VIP - Freedom 2010	1,239	1,350
VIP - Freedom 2010 Investor Class	16,967	9,520
VIP - Freedom 2015	2,295	2,613
VIP - Freedom 2015 Investor Class	23,867	17,504
VIP - Freedom 2020	3,169	6,025
VIP - Freedom 2020 Investor Class	41,995	31,789
VIP - Freedom 2025	5,762	1,970
VIP - Freedom 2025 Investor Class	55,786	43,503
VIP - Freedom 2030	4,588	2,534
VIP - Freedom 2030 Investor Class	99,007	35,542
VIP - Freedom Lifetime Income I	545	995
VIP - Freedom Lifetime Income II	1,846	3,145

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases	Sales
	(000s)	(000s)
VIP - Freedom Lifetime Income III	$2,289	$2,787
VIP - Disciplined Small Cap	13,955	11,704
VIP - Disciplined Small Cap Investor Class	117,326	67,566
VIP - Funds Manager 20%	124,920	93,152
VIP - Funds Manager 50%	247,432	151,189
VIP - Funds Manager 60%	252,082	207,044
VIP - Funds Manager 70%	262,651	125,592
VIP - Funds Manager 85%	113,218	60,954
VIP - Consumer Staples	3,028	3,650
VIP - Consumer Staples Investor Class	43,093	45,433
VIP - Materials	14,450	8,858
VIP - Materials Investor Class	86,104	59,669
VIP - Telecommunications	7,444	4,402
VIP - Telecommunications Investor Class	61,904	40,700
VIP- Emerging Markets	6,361	7,714
VIP- Emerging Markets Investor Class	82,839	42,618
VIP - Floating Rate High Income	5,229	3,944
VIP - Floating Rate High Income Investor Class	88,544	28,046
VIP - Bond Index	117,181	137,168
VIP - Total Market Index	233,250	57,567
VIP - Extended Market Index	100,403	41,996
VIP - International Index	107,348	22,366
VIF - Emerging Market Equity	8,408	14,493
VIF - Emerging Market Debt	11,251	13,763
VIF - Global Strategist - Class II	5,923	6,013
Invesco - V.I. Global Core Equity	9,824	4,367
Allspring - VT Discovery	3,208	3,854
Allspring - VT Opportunity	1,306	2,397
Lazard - Retirement Emerging Markets	8,900	14,333
PVIT - Commodity Real Return	46,676	24,744
PVIT - Low Duration	63,554	129,702
PVIT - Real Return	95,793	62,454
PVIT - Total Return	69,496	87,098
BlackRock - Global Allocation	46,625	25,490
FTVIP - Templeton Global Bond	6,724	13,154
FTVIP - Franklin U.S. Gov’t Securitiess	17,744	38,840

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2021:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	215,568	$215,568	$1.00
VIP - Government Money Market Investor Class	1,739,235	1,739,235	1.00
VIP - High Income	13,409	165,106	5.25
VIP - High Income Investor Class	72,235	430,370	5.22
VIP - Equity Income	16,432	417,298	26.15
VIP - Equity Income Investor Class	19,388	485,114	25.96
VIP - Growth	7,473	520,734	102.43
VIP - Growth Investor Class	8,570	718,917	101.66
VIP - Overseas	2,988	77,518	29.28
VIP - Overseas, Class R Investor Class	9,111	222,815	29.16
VIP - Investment Grade Bond	12,454	169,872	13.35
VIP - Investment Grade Bond Investor Class	67,299	906,648	13.29
VIP - Asset Manager	11,553	196,374	18.33
VIP - Asset Manager Investor Class	14,127	234,141	18.19

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Index 500	10,559	$2,908,430	$468.27
VIP - Asset Manager Growth	3,090	55,648	24.38
VIP - Asset Manager Growth Investor Class	5,841	118,527	24.21
VIP - Contrafund	23,921	836,956	54.35
VIP - Contrafund Investor Class	42,986	1,665,756	53.92
VIP - Balanced	8,746	161,640	25.29
VIP - Balanced Investor Class	165,400	3,077,801	25.04
VIP - Dynamic Capital Appreciation	1,406	20,352	19.62
VIP - Dynamic Capital Appreciation Investor Class	9,549	144,511	19.56
VIP - Growth & Income	5,076	101,530	26.22
VIP - Growth & Income Investor Class	10,330	229,755	26.07
VIP - Growth Opportunities	3,117	172,455	79.25
VIP - Growth Opportunities Investor Class	16,014	948,232	78.58
VIP - Mid Cap	7,828	280,085	41.17
VIP - Mid Cap Investor Class	16,118	603,052	40.83
VIP - Value Strategies	3,363	51,583	16.40
VIP - Value Strategies Investor Class	14,554	232,362	16.25
VIP - Utilities	1,238	22,860	20.80
VIP - Utilities Investor Class	7,482	136,311	20.64
VIP - Technology	8,144	189,695	35.65
VIP - Technology Investor Class	44,390	1,040,474	35.03
VIP - Energy	1,768	44,954	15.77
VIP - Energy Investor Class	9,468	190,919	15.73
VIP - Health Care	3,599	112,312	40.05
VIP - Heath Care Investor Class	22,654	718,216	39.64
VIP - Financial Services	2,047	30,556	15.82
VIP - Financial Services Investor Class	14,087	205,109	15.73
VIP - Industrials	1,220	27,098	23.44
VIP - Industrials Investor Class	5,584	126,346	23.22
VIP - Consumer Discretionary	748	21,114	39.33
VIP - Consumer Discretionary Investor Class	6,811	198,993	39.17
VIP - Real Estate	1,442	35,488	23.81
VIP - Real Estate Investor Class	9,347	200,045	23.66
VIP - Strategic Income	4,783	56,683	11.74
VIP - Strategic Income Investor Class	78,605	927,991	11.70
VIP - International Capital Appreciation, Class R	927	17,770	24.37
VIP - International Capital Appreciation Investor Class	15,990	300,756	24.15
VIP - Value	1,469	25,267	18.28
VIP - Value Investor Class	11,966	208,456	18.23
VIP - Freedom Income	888	10,452	12.76
VIP - Freedom Income Investor Class	7,694	92,102	12.62
VIP - Freedom 2005	641	7,952	13.67
VIP - Freedom 2005 Investor Class	2,156	26,535	12.96
VIP - Freedom 2010	726	9,498	14.45
VIP - Freedom 2010 Investor Class	5,670	72,321	13.93
VIP - Freedom 2015	1,642	21,361	14.42
VIP - Freedom 2015 Investor Class	8,106	102,269	14.02
VIP - Freedom 2020	1,607	22,128	15.42
VIP - Freedom 2020 Investor Class	15,574	202,374	14.83
VIP - Freedom 2025	1,437	21,735	17.82
VIP - Freedom 2025 Investor Class	17,547	245,506	16.55
VIP - Freedom 2030	1,484	22,020	17.93
VIP - Freedom 2030 Investor Class	23,361	327,968	16.73
VIP - Freedom Lifetime Income I	867	9,710	12.01
VIP - Freedom Lifetime Income II	2,304	28,015	13.96
VIP - Freedom Lifetime Income III	2,185	27,170	15.29
VIP - Disciplined Small Cap	1,302	23,790	20.38

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap Investor Class	16,115	$282,060	$20.28
VIP - Funds Manager 20%	74,774	858,868	12.17
VIP - Funds Manager 50%	135,825	1,692,425	14.50
VIP - Funds Manager 60%	187,920	2,113,511	12.40
VIP - Funds Manager 70%	127,393	1,621,624	15.54
VIP - Funds Manager 85%	43,570	569,473	15.77
VIP - Consumer Staples	918	17,606	21.13
VIP - Consumer Staples Investor Class	10,386	197,462	21.02
VIP - Materials	978	16,555	18.76
VIP - Materials Investor Class	4,656	80,259	18.76
VIP - Telecommunications	838	13,907	19.25
VIP - Telecommunications Investor Class	6,505	108,979	19.08
VIP - Emerging Markets	946	13,271	12.58
VIP - Emerging Markets Investor Class	11,390	157,389	12.52
VIP - Floating Rate High Income	831	8,360	9.90
VIP - Floating Rate High Income Investor Class	21,048	211,583	9.89
VIP - Bond Index	37,828	424,705	11.02
VIP - Total Market Index	28,081	388,079	17.40
VIP - Extended Market Index	9,917	133,075	14.19
VIP - International Index	21,032	222,601	11.45
VIF - Emerging Market Equity	3,349	74,823	18.11
VIF - Emerging Market Debt	13,105	120,642	7.20
VIF - Global Strategist - Class II	2,479	33,461	11.30
Invesco - V.I. Global Core Equity	2,422	25,379	11.13
Allspring - VT Discovery	905	30,211	42.74
Allspring - VT Opportunity	734	20,684	35.14
Lazard - Retirement Emerging Markets	3,276	83,422	21.64
PVIT - Commodity Real Return	5,140	50,004	7.74
PVIT - Low Duration	36,268	386,779	10.23
PVIT - Real Return	17,382	251,161	13.99
PVIT - Total Return	47,881	552,120	10.76
BlackRock - Global Allocation V.I.	10,843	195,648	17.71
FTVIP - Templeton Global Bond	4,167	81,620	13.13
FTVIP - Franklin U.S. Gov’t Securities	6,938	88,784	11.57

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market
Units Issued	6,338	14,197	78	392
Units Redeemed	(8,509)	(12,636)	(196)	(387)

Net Increase (Decrease)	(2,171)	1,561	(118)	5

VIP - High Income
Units Issued	50	87	19	5
Units Redeemed	(102)	(218)	(32)	(43)

Net Increase (Decrease)	(52)	(131)	(13)	(38)

VIP - Equity-Income
Units Issued	82	71	4	5
Units Redeemed	(198)	(323)	(46)	(63)

Net Increase (Decrease)	(116)	(252)	(42)	(58)

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Growth
Units Issued	49	82	3	5
Units Redeemed	(213)	(268)	(28)	(33)

Net Increase (Decrease)	(164)	(186)	(25)	(28)

VIP - Overseas
Units Issued	36	26	2	—
Units Redeemed	(126)	(149)	(14)	(20)

Net Increase (Decrease)	(90)	(123)	(12)	(20)

VIP - Investment Grade Bond
Units Issued	271	866	8	45
Units Redeemed	(621)	(648)	(106)	(122)

Net Increase (Decrease)	(350)	218	(98)	(77)

VIP - Asset Manager
Units Issued	85	71	—	3
Units Redeemed	(234)	(261)	(53)	(64)

Net Increase (Decrease)	(149)	(190)	(53)	(61)

VIP - Index 500
Units Issued	351	544	6	20
Units Redeemed	(557)	(1,166)	(69)	(114)

Net Increase (Decrease)	(206)	(622)	(63)	(94)

VIP - Asset Manager: Growth
Units Issued	21	21	—	—
Units Redeemed	(74)	(118)	(27)	(37)

Net Increase (Decrease)	(53)	(97)	(27)	(37)

VIP - Contrafund
Units Issued	158	231	8	17
Units Redeemed	(541)	(928)	(97)	(119)

Net Increase (Decrease)	(383)	(697)	(89)	(102)

VIP - Balanced
Units Issued	328	347	12	12
Units Redeemed	(319)	(527)	(95)	(124)

Net Increase (Decrease)	9	(180)	(83)	(112)

VIP - Dynamic Capital Appreciation
Units Issued	41	41	3	7
Units Redeemed	(60)	(98)	(14)	(16)

Net Increase (Decrease)	(19)	(57)	(11)	(9)

VIP - Growth & Income
Units Issued	96	93	8	2
Units Redeemed	(186)	(302)	(65)	(74)

Net Increase (Decrease)	(90)	(209)	(57)	(72)

VIP - Growth Opportunities
Units Issued	448	1,068	37	49
Units Redeemed	(819)	(1,189)	(124)	(102)

Net Increase (Decrease)	(371)	(121)	(87)	(53)

VIP - Mid Cap
Units Issued	133	108	4	15
Units Redeemed	(401)	(751)	(104)	(136)

Net Increase (Decrease)	(268)	(643)	(100)	(121)

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Value Strategies
Units Issued	638	205	50	27
Units Redeemed	(495)	(164)	(59)	(34)

Net Increase (Decrease)	143	41	(9)	(7)

VIP - Utilities
Units Issued	96	145	1	16
Units Redeemed	(153)	(449)	(24)	(68)

Net Increase (Decrease)	(57)	(304)	(23)	(52)

VIP - Technology
Units Issued	562	1,571	35	78
Units Redeemed	(760)	(1,569)	(74)	(87)

Net Increase (Decrease)	(198)	2	(39)	(9)

VIP - Energy
Units Issued	1,551	366	143	28
Units Redeemed	(1,375)	(494)	(95)	(67)

Net Increase (Decrease)	176	(128)	48	(39)

VIP - Health Care
Units Issued	170	359	3	49
Units Redeemed	(339)	(490)	(53)	(72)

Net Increase (Decrease)	(169)	(131)	(50)	(23)

VIP - Financial Services
Units Issued	880	359	144	20
Units Redeemed	(553)	(542)	(119)	(72)

Net Increase (Decrease)	327	(183)	25	(52)

VIP - Industrials
Units Issued	54	49	3	8
Units Redeemed	(96)	(139)	(12)	(31)

Net Increase (Decrease)	(42)	(90)	(9)	(23)

VIP - Consumer Discretionary
Units Issued	162	77	8	11
Units Redeemed	(163)	(168)	(22)	(26)

Net Increase (Decrease)	(1)	(91)	(14)	(15)

VIP - Real Estate
Units Issued	126	54	43	3
Units Redeemed	(131)	(191)	(42)	(22)

Net Increase (Decrease)	(5)	(137)	1	(19)

VIP - Strategic Income
Units Issued	247	238	4	4
Units Redeemed	(274)	(589)	(46)	(65)

Net Increase (Decrease)	(27)	(351)	(42)	(61)

VIP - International Capital Appreciation
Units Issued	64	212	3	27
Units Redeemed	(203)	(251)	(17)	(23)

Net Increase (Decrease)	(139)	(39)	(14)	4

VIP - Value
Units Issued	345	123	26	6
Units Redeemed	(201)	(181)	(27)	(29)

Net Increase (Decrease)	144	(58)	(1)	(23)

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - Freedom Income
Units Issued	52	150	—	—
Units Redeemed	(126)	(123)	—	—

Net Increase (Decrease)	(74)	27	—	—

VIP - Freedom 2005
Units Issued	2	67	—	—
Units Redeemed	(28)	(77)	—	—

Net Increase (Decrease)	(26)	(10)	—	—

VIP - Freedom 2010
Units Issued	38	47	—	—
Units Redeemed	(61)	(70)	—	—

Net Increase (Decrease)	(23)	(23)	—	—

VIP - Freedom 2015
Units Issued	58	49	—	—
Units Redeemed	(112)	(163)	—	—

Net Increase (Decrease)	(54)	(114)	—	—

VIP - Freedom 2020
Units Issued	63	192	—	—
Units Redeemed	(221)	(293)	—	—

Net Increase (Decrease)	(158)	(101)	—	—

VIP - Freedom 2025
Units Issued	171	110	—	—
Units Redeemed	(68)	(109)	—	—

Net Increase (Decrease)	103	1	—	—

VIP - Freedom 2030
Units Issued	120	109	—	—
Units Redeemed	(89)	(139)	—	—

Net Increase (Decrease)	31	(30)	—	—

VIP - Disciplined Small Cap
Units Issued	514	160	50	17
Units Redeemed	(432)	(311)	(58)	(40)

Net Increase (Decrease)	82	(151)	(8)	(23)

VIP - FundsManager 20% Investor Class
Units Issued	232	463	1	48
Units Redeemed	(369)	(692)	(81)	(81)

Net Increase (Decrease)	(137)	(229)	(80)	(33)

VIP - FundsManager 50% Investor Class
Units Issued	195	376	46	22
Units Redeemed	(339)	(861)	(299)	(264)

Net Increase (Decrease)	(144)	(485)	(253)	(242)

VIP - FundsManager 60% Investor Class
Units Issued	202	134	4	15
Units Redeemed	(180)	(240)	(106)	(153)

Net Increase (Decrease)	22	(106)	(102)	(138)

VIP - FundsManager 70% Investor Class
Units Issued	144	133	8	8
Units Redeemed	(192)	(453)	(133)	(175)

Net Increase (Decrease)	(48)	(320)	(125)	(167)

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIP - FundsManager 85% Investor Class
Units Issued	30	51	3	—
Units Redeemed	(111)	(211)	(53)	(94)

Net Increase (Decrease)	(81)	(160)	(50)	(94)

VIP - Consumer Staples
Units Issued	61	73	6	16
Units Redeemed	(105)	(170)	(15)	(26)

Net Increase (Decrease)	(44)	(97)	(9)	(10)

VIP - Materials
Units Issued	466	127	116	17
Units Redeemed	(311)	(150)	(69)	(22)

Net Increase (Decrease)	155	(23)	47	(5)

VIP - Communication Services
Units Issued	224	202	33	42
Units Redeemed	(136)	(182)	(39)	(59)

Net Increase (Decrease)	88	20	(6)	(17)

VIP - Emerging Markets
Units Issued	305	552	45	40
Units Redeemed	(506)	(433)	(53)	(27)

Net Increase (Decrease)	(201)	119	(8)	13

VIP - Floating Rate High Income
Units Issued	407	218	62	3
Units Redeemed	(340)	(611)	(35)	(26)

Net Increase (Decrease)	67	(393)	27	(23)

VIP - Bond Index
Units Issued	537	2,565	3	177
Units Redeemed	(1,099)	(1,385)	(24)	(163)

Net Increase (Decrease)	(562)	1,180	(21)	14

VIP - Total Market Index
Units Issued	761	410	11	22
Units Redeemed	(301)	(294)	(16)	(20)

Net Increase (Decrease)	460	116	(5)	2

VIF - Extended Market Index
Units Issued	480	230	65	7
Units Redeemed	(401)	(316)	(28)	(85)

Net Increase (Decrease)	79	(86)	37	(78)

VIF - International Index
Units Issued	334	344	3	9
Units Redeemed	(116)	(104)	(7)	(6)

Net Increase (Decrease)	218	240	(4)	3

VIF - Emerging Markets Equity
Units Issued	15	53	1	—
Units Redeemed	(95)	(130)	(10)	(13)

Net Increase (Decrease)	(80)	(77)	(9)	(13)

VIF - Emerging Markets Debt
Units Issued	7	19	—	—
Units Redeemed	(38)	(51)	(5)	(9)

Net Increase (Decrease)	(31)	(32)	(5)	(9)

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity
	Retirement Reserves		Income Advantage
(in thousands)	2021	2020	2021	2020
VIF - Global Strategist - Class II
Units Issued	25	3	1	—
Units Redeemed	(53)	(34)	(13)	(19)

Net Increase (Decrease)	(28)	(31)	(12)	(19)

Invesco - V.I. Global Core Equity
Units Issued	13	7	4	—
Units Redeemed	(24)	(30)	(12)	(8)

Net Increase (Decrease)	(11)	(23)	(8)	(8)

Allspring - VT Discovery
Units Issued	5	3	—	—
Units Redeemed	(34)	(42)	(7)	(11)

Net Increase (Decrease)	(29)	(39)	(7)	(11)

Allspring - VT Opportunity
Units Issued	—	2	—	—
Units Redeemed	(24)	(31)	(5)	(5)

Net Increase (Decrease)	(24)	(29)	(5)	(5)

Lazard - Retirement Emerging Markets
Units Issued	23	20	3	—
Units Redeemed	(58)	(168)	(7)	(5)

Net Increase (Decrease)	(35)	(148)	(4)	(5)

PVIT - Commodity Real Return
Units Issued	—	—	129	1
Units Redeemed	(1)	—	(50)	(1)

Net Increase (Decrease)	(1)	—	79	—

PVIT - Low Duration
Units Issued	372	1,690	4	27
Units Redeemed	(896)	(1,178)	(18)	(34)

Net Increase (Decrease)	(524)	512	(14)	(7)

PVIT - Real Return
Units Issued	439	216	8	16
Units Redeemed	(265)	(159)	(21)	(20)

Net Increase (Decrease)	174	57	(13)	(4)

PVIT - Total Return
Units Issued	82	364	—	16
Units Redeemed	(269)	(340)	(20)	(26)

Net Increase (Decrease)	(187)	24	(20)	(10)

Blackrock - Global Allocation V.I.
Units Issued	47	24	1	4
Units Redeemed	(76)	(71)	(4)	(7)

Net Increase (Decrease)	(29)	(47)	(3)	(3)

FTVIP - Templeton Global Bond
Units Issued	16	75	3	2
Units Redeemed	(83)	(219)	(4)	(29)

Net Increase (Decrease)	(67)	(144)	(1)	(27)

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	134	966	13	44
Units Redeemed	(430)	(459)	(10)	(35)

Net Increase (Decrease)	(296)	507	3	9

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Government Money Market Investor Class
Units Issued	279,285	316,763	—	24
Units Redeemed	(285,232)	(306,285)	(2)	(29)

Net Increase (Decrease)	(5,947)	10,478	(2)	(5)

VIP - High Income Investor Class
Units Issued	4,382	6,604	—	—
Units Redeemed	(4,700)	(8,360)	—	—

Net Increase (Decrease)	(318)	(1,756)	—	—

VIP - Equity Income Investor Class
Units Issued	4,239	2,668	—	—
Units Redeemed	(2,867)	(3,230)	—	—

Net Increase (Decrease)	1,372	(562)	—	—

VIP - Growth Investor Class
Units Issued	3,398	4,037	—	—
Units Redeemed	(2,821)	(3,746)	—	—

Net Increase (Decrease)	577	291	—	—

VIP - Overseas, Investor Class
Units Issued	2,082	1,435	—	—
Units Redeemed	(2,207)	(2,623)	—	—

Net Increase (Decrease)	(125)	(1,188)	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	11,574	27,924	—	—
Units Redeemed	(16,072)	(18,863)	—	—

Net Increase (Decrease)	(4,498)	9,061	—	—

VIP - Asset Manager Investor Class
Units Issued	1,556	1,728	—	—
Units Redeemed	(1,156)	(1,911)	—	—

Net Increase (Decrease)	400	(183)	—	—

VIP - Index 500
Units Issued	21,423	20,213	—	—
Units Redeemed	(15,229)	(24,600)	—	—

Net Increase (Decrease)	6,194	(4,387)	—	—

VIP - Asset Manager: Growth Investor Class
Units Issued	882	581	—	—
Units Redeemed	(752)	(906)	—	—

Net Increase (Decrease)	130	(325)	—	—

VIP - Contrafund Investor Class
Units Issued	6,593	8,193	—	—
Units Redeemed	(7,158)	(10,438)	—	—

Net Increase (Decrease)	(565)	(2,245)	—	—

VIP - Balanced Investor Class
Units Issued	16,284	15,115	—	—
Units Redeemed	(10,303)	(15,763)	—	—

Net Increase (Decrease)	5,981	(648)	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	760	692	—	—
Units Redeemed	(657)	(828)	—	—

Net Increase (Decrease)	103	(136)	—	—

VIP - Growth & Income Investor Class
Units Issued	1,965	1,174	—	—
Units Redeemed	(1,276)	(2,023)	—	—

Net Increase (Decrease)	689	(849)	—	—

VIP - Growth Opportunities Investor Class
Units Issued	5,333	8,680	—	—
Units Redeemed	(5,686)	(6,997)	—	—

Net Increase (Decrease)	(353)	1,683	—	—

VIP - Mid Cap Investor Class
Units Issued	3,252	2,792	—	—
Units Redeemed	(3,034)	(5,127)	—	—

Net Increase (Decrease)	218	(2,335)	—	—

VIP - Value Strategies Investor Class
Units Issued	5,616	2,331	—	—
Units Redeemed	(3,552)	(1,217)	—	—

Net Increase (Decrease)	2,064	1,114	—	—

VIP - Utilities Investor Class
Units Issued	1,174	1,877	—	—
Units Redeemed	(1,347)	(3,589)	—	—

Net Increase (Decrease)	(173)	(1,712)	—	—

VIP - Technology Investor Class
Units Issued	4,564	9,778	—	—
Units Redeemed	(4,765)	(7,815)	—	—

Net Increase (Decrease)	(201)	1,963	—	—

VIP - Energy Investor Class
Units Issued	13,451	6,178	—	—
Units Redeemed	(9,941)	(4,095)	—	—

Net Increase (Decrease)	3,510	2,083	—	—

VIP - Health Care Investor Class
Units Issued	2,318	4,396	—	—
Units Redeemed	(2,858)	(4,057)	—	—

Net Increase (Decrease)	(540)	339	—	—

VIP - Financial Services Investor Class
Units Issued	7,135	2,561	—	—

Units Redeemed	(4,552)	(3,364)	—	—

Net Increase (Decrease)	2,583	(803)	—	—
VIP - Industrials Investor Class
Units Issued	1,220	1,165	—	—
Units Redeemed	(1,438)	(1,576)	—	—

Net Increase (Decrease)	(218)	(411)	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	1,780	1,954	—	—
Units Redeemed	(1,596)	(1,992)	—	—

Net Increase (Decrease)	184	(38)	—	—

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Real Estate Investor Class
Units Issued	2,754	1,160	—	—
Units Redeemed	(1,710)	(2,255)	—	—

Net Increase (Decrease)	1,044	(1,095)	—	—

VIP - Strategic Income Investor Class
Units Issued	7,448	6,030	—	—
Units Redeemed	(6,260)	(9,886)	—	—

Net Increase (Decrease)	1,188	(3,856)	—	—

VIP - International Capital Appreciation, Investor Class
Units Issued	2,696	2,998	—	—
Units Redeemed	(2,643)	(3,327)	—	—

Net Increase (Decrease)	53	(329)	—	—

VIP - Value Investor Class
Units Issued	3,365	1,346	—	—
Units Redeemed	(2,149)	(1,980)	—	—

Net Increase (Decrease)	1,216	(634)	—	—

VIP - Investor Freedom Income Investor Class
Units Issued	1,107	2,002	—	—
Units Redeemed	(1,025)	(1,760)	—	—

Net Increase (Decrease)	82	242	—	—

VIP - Investor Freedom 2005 Investor Class
Units Issued	275	596	—	—
Units Redeemed	(621)	(542)	—	—

Net Increase (Decrease)	(346)	54	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	614	676	—	—
Units Redeemed	(413)	(585)	—	—

Net Increase (Decrease)	201	91	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	794	561	—	—
Units Redeemed	(717)	(851)	—	—

Net Increase (Decrease)	77	(290)	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	1,351	1,285	—	—
Units Redeemed	(1,390)	(2,002)	—	—

Net Increase (Decrease)	(39)	(717)	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	1,766	1,893	—	—
Units Redeemed	(1,759)	(1,935)	—	—

Net Increase (Decrease)	7	(42)	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	3,125	2,087	—	—
Units Redeemed	(1,571)	(1,954)	—	—

Net Increase (Decrease)	1,554	133	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	5	9
Units Redeemed	—	—	(43)	(65)

Net Increase (Decrease)	—	—	(38)	(56)

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Freedom Lifetime Income II
Units Issued	—	—	3	14
Units Redeemed	—	—	(116)	(157)

Net Increase (Decrease)	—	—	(113)	(143)

VIP - Freedom Lifetime Income III
Units Issued	—	—	16	9
Units Redeemed	—	—	(90)	(97)

Net Increase (Decrease)	—	—	(74)	(88)

VIP - Disciplined Small Cap Investor Class
Units Issued	4,722	1,879	—	—
Units Redeemed	(3,575)	(2,461)	—	—

Net Increase (Decrease)	1,147	(582)	—	—

VIP - FundsManager 20% Investor Class
Units Issued	9,517	12,816	6	39
Units Redeemed	(7,798)	(9,118)	(51)	(92)

Net Increase (Decrease)	1,719	3,698	(45)	(53)

VIP - FundsManager 50% Investor Class
Units Issued	11,354	10,649	—	25
Units Redeemed	(8,150)	(12,168)	(631)	(500)

Net Increase (Decrease)	3,204	(1,519)	(631)	(475)

VIP - FundsManager 60% Investor Class
Units Issued	10,417	8,688	—	32
Units Redeemed	(7,611)	(9,401)	(487)	(489)

Net Increase (Decrease)	2,806	(713)	(487)	(457)

VIP - FundsManager 70% Investor Class
Units Issued	10,496	8,300	148	19
Units Redeemed	(6,859)	(10,977)	(111)	(154)

Net Increase (Decrease)	3,637	(2,677)	37	(135)

VIP - FundsManager 85% Investor Class
Units Issued	3,662	2,773	28	38
Units Redeemed	(2,496)	(3,632)	(65)	(70)

Net Increase (Decrease)	1,166	(859)	(37)	(32)

VIP - Consumer Staples Investor Class
Units Issued	1,353	1,711	—	—
Units Redeemed	(1,789)	(2,491)	—	—

Net Increase (Decrease)	(436)	(780)	—	—

VIP - Materials Investor Class
Units Issued	3,926	1,103	—	—
Units Redeemed	(3,015)	(859)	—	—

Net Increase (Decrease)	911	244	—	—

VIP - Communication Services Investor Class
Units Issued	2,132	1,827	—	—
Units Redeemed	(1,719)	(1,710)	—	—

Net Increase (Decrease)	413	117	—	—

VIP - Emerging Markets Investor Class
Units Issued	4,952	3,335	—	—
Units Redeemed	(4,047)	(2,670)	—	—

Net Increase (Decrease)	905	665	—	—

66	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
VIP - Floating Rate High Income Investor Class
Units Issued	8,347	2,941	—	—
Units Redeemed	(4,004)	(9,637)	—	—

Net Increase (Decrease)	4,343	(6,696)	—	—

VIP - Bond Index
Units Issued	15,957	35,158	—	—
Units Redeemed	(17,405)	(17,987)	—	—

Net Increase (Decrease)	(1,448)	17,171	—	—

VIP - Total Market Index
Units Issued	17,381	10,696	—	—
Units Redeemed	(7,011)	(7,402)	—	—

Net Increase (Decrease)	10,370	3,294	—	—

VIP - Extended Market Index
Units Issued	7,957	3,918	—	—
Units Redeemed	(4,532)	(3,829)	—	—

Net Increase (Decrease)	3,425	89	—	—

VIP - International Index
Units Issued	9,925	6,464	—	—
Units Redeemed	(3,729)	(3,525)	—	—

Net Increase (Decrease)	6,196	2,939	—	—

VIF - Emerging Markets Equity
Units Issued	561	542	—	—
Units Redeemed	(738)	(810)	—	—

Net Increase (Decrease)	(177)	(268)	—	—

VIF - Emerging Markets Debt
Units Issued	429	424	—	—
Units Redeemed	(728)	(1,450)	—	—

Net Increase (Decrease)	(299)	(1,026)	—	—

VIF - Global Strategist - Class II
Units Issued	215	116	—	—
Units Redeemed	(249)	(192)	—	—

Net Increase (Decrease)	(34)	(76)	—	—

Invesco - V.I. Global Core Equity
Units Issued	258	85	—	—
Units Redeemed	(182)	(232)	—	—

Net Increase (Decrease)	76	(147)	—	—

Lazard - Retirement Emerging Markets
Units Issued	578	570	—	—
Units Redeemed	(922)	(1,738)	—	—

Net Increase (Decrease)	(344)	(1,168)	—	—

PVIT - Commodity Real Return
Units Issued	7,068	1,302	—	—
Units Redeemed	(4,298)	(1,187)	—	—

Net Increase (Decrease)	2,770	115	—	—

PVIT - Low Duration
Units Issued	8,137	15,250	—	—
Units Redeemed	(13,211)	(10,933)	—	—

Net Increase (Decrease)	(5,074)	4,317	—	—

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity Freedom
	Personal Retirement		Lifetime Income
(in thousands)	2021	2020	2021	2020
PVIT - Real Return
Units Issued	6,539	4,959	—	—
Units Redeemed	(5,189)	(3,513)	—	—

Net Increase (Decrease)	1,350	1,446	—	—

PVIT - Total Return
Units Issued	4,236	7,651	—	—
Units Redeemed	(7,224)	(8,864)	—	—

Net Increase (Decrease)	(2,988)	(1,213)	—	—

Blackrock - Global Allocation V.I.
Units Issued	1,191	1,208	—	—
Units Redeemed	(1,509)	(2,349)	—	—

Net Increase (Decrease)	(318)	(1,141)	—	—

FTVIP - Templeton Global Bond
Units Issued	756	590	—	—
Units Redeemed	(1,289)	(1,787)	—	—

Net Increase (Decrease)	(533)	(1,197)	—	—

FTVIP - Franklin U.S. Gov’t Securities
Units Issued	1,976	9,699	—	—
Units Redeemed	(3,749)	(5,979)	—	—

Net Increase (Decrease)	(1,773)	3,720	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2021	2020
VIP - Government Money Market Investor Class
Units Issued	4,425	3,321
Units Redeemed	(4,352)	(2,859)

Net Increase (Decrease)	73	462

VIP - Balanced Investor Class
Units Issued	78	94
Units Redeemed	(3,016)	(3,754)

Net Increase (Decrease)	(2,938)	(3,660)

VIP - FundsManager 60% Investor Class
Units Issued	49	28
Units Redeemed	(2,576)	(3,380)

Net Increase (Decrease)	(2,527)	(3,352)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Government Money Market
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Government Money Market Investor Class
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
VIP - High Income 2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
VIP - High Income Investor Class
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
VIP - Equity-Income
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
VIP - Equity-Income Investor Class
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
VIP - Growth 2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
VIP - Growth Investor Class 2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
VIP - Overseas 2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
VIP - Overseas, Investor Class 2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond 2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
VIP - Investment Grade Bond Investor Class
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
VIP - Asset Manager 2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
VIP - Asset Manager Investor Class 2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
VIP - Index 500 2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
VIP - Asset Manager: Growth 2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
VIP - Asset Manager: Growth Investor Class
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
VIP - Contrafund 2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
VIP - Contrafund Investor Class 2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Balanced 2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
VIP - Balanced Investor Class 2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
VIP - Dynamic Capital Appreciation
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
VIP - Dynamic Capital Appreciation Investor Class
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
VIP - Growth & Income 2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
VIP - Growth & Income Investor Class 2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
VIP - Growth Opportunities 2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
VIP - Growth Opportunities Investor Class
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
VIP - Mid Cap 2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Mid Cap Investor Class 2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
VIP - Value Strategies 2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
VIP - Value Strategies Investor Class 2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
VIP - Utilities (10) 2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
VIP - Utilities Investor Class (8) 2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
VIP - Technology (8) 2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
VIP - Technology Investor Class (8) 2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
VIP - Energy (8) 2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
VIP - Energy Investor Class (8) 2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Health Care (8) 2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
VIP - Health Care Investor Class (8) 2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
VIP - Financial Services (8) 2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
VIP - Financial Services Investor Class (8) 2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
VIP - Industrials (8) 2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
VIP - Industrials Investor Class (8) 2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
VIP - Consumer Discretionary (8) 2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
VIP - Consumer Discretionary Investor Class (8)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
VIP - Real Estate 2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Real Estate Investor Class 2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
VIP - Strategic Income 2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
VIP - Strategic Income Investor Class 2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
VIP - International Capital Appreciation 2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	0.00%	11.44%	11.22%
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
VIP - International Capital Appreciation Investor Class
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
VIP - Value
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
VIP - Value Investor Class 2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
VIP - Freedom Income 2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
VIP - Investor Freedom Income Investor Class 2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Freedom 2005 2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
VIP - Investor Freedom 2005 Investor Class 2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
VIP - Freedom 2010 2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
VIP - Investor Freedom 2010 Investor Class 2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
VIP - Freedom 2015 2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
VIP - Investor Freedom 2015 Investor Class 2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
VIP - Freedom 2020 2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
VIP - Investor Freedom 2020 Investor Class 2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
VIP - Freedom 2025 2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2025 Investor Class 2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
VIP - Freedom 2030 2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
VIP - Investor Freedom 2030 Investor Class 2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
VIP - Freedom Lifetime Income I 2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
VIP - Freedom Lifetime Income II 2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
VIP - Freedom Lifetime Income III 2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
VIP - Disciplined Small Cap 2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
VIP - Disciplined Small Cap Investor Class 2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
VIP - FundsManager 20% Investor Class 2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units			Net assets			Investment
	(000s)	Highest	Lowest	(000s)	Lowest	Highest	income ratio (2)	Highest	Lowest
VIP - FundsManager 50% Investor Class 2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
VIP - FundsManager 60% Investor Class 2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
VIP - FundsManager 70% Investor Class 2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
VIP - FundsManager 85% Investor Class 2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
VIP - Consumer Staples (8) 2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
VIP - Consumer Staples Investor Class (8) 2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
VIP - Materials (8) 2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
VIP - Materials Investor Class (8) 2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
VIP - Communication Services (5),(8) 2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Communication Services Investor
Class (5),(8) 2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
VIP - Emerging Markets 2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
VIP - Emerging Markets Investor Class 2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
VIP - Floating Rate High Income 2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
VIP - Floating Rate High Income Investor
Class 2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
VIP - Bond Index (6) 2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43%
2017	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6) 2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6) 2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03%)
2017	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6) 2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Emerging Markets Equity (7) 2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
VIF - Emerging Markets Debt (7) 2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
VIF - Global Strategist - Class II (7) 2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
Invesco - V.I. Global Core Equity (7) 2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
Allspring - VT Discovery (9) 2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
Allspring - VT Opportunity (9) 2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
Lazard - Retirement Emerging Markets 2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
PVIT - Commodity Real Return 2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
PVIT - Low Duration 2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return 2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
PVIT - Total Return 2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
Blackrock - Global Allocation V.I. 2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
FTVIP - Templeton Global Bond 2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
FTVIP - Franklin U.S. Gov’t Securities 2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2018 the following underlying funds were renamed:

Old Name	New Name

VIP - Telecommunications	VIP - Communication Services

VIP - Telecommunications Investor Class	VIP - Communication Services Investor Class

(6)	During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index	VIP - Extended Market Index

VIP - Total Market Index	VIP - International Index

(7)	During 2017, the following underlying funds were renamed:

Old Name	New Name

UIF - Emerging Markets Equity	VIF - Emerging Markets Equity

UIF - Emerging Markets Debt	VIF - Emerging Markets Debt

UIF - Global Strategist	VIF - Global Strategist - Class II

WF AF - Advantage VT Discovery	WFF - VT Discovery

WF AF - Advantage VT Opportunity	WFF - VT Opportunity

Invesco - Van Kampen Global Core Equity	Invesco - V.I. Global Core Equity

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(8)

Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials	VIP - Industrials Investor Class

VIP - Utilities	VIP - Utilities Investor Class

VIP - Technology	VIP - Technology Investor Class

VIP - Energy	VIP - Energy Investor Class

VIP - Health Care	VIP - Health Care Investor Class

VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples	VIP - Consumer Staples Investor Class

VIP - Materials	VIP - Materials Investor Class

VIP - Communication Services	VIP - Communication Services Investor Class

VIP - Financial Services	VIP - Financial Services Investor Class

(9)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

81	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Income I - Initial Class (1)	Fidelity VIP Freedom Lifetime Income II - Initial Class (1)

Fidelity VIP Freedom Lifetime Income III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

82	Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)

Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)

Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)

Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)

Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)

Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery Fund - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor Class (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class (1)

PIMCO Low Duration Portfolio - Administrative Class (1)	PIMCO Real Return Portfolio - Administrative Class (1)	PIMCO Total Return Portfolio - Administrative Class (1)

Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1)	Statements of operations for the year ended December 31, 2021 and statements of changes in net assets for the years ended December 31, 2021 and 2020

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2022

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

83	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company (the “Company”), which comprise the consolidated balance sheets as of December 31, 2021 and 2020, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2021.

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

1

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 29, 2022

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2021	2020
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,281,021 in 2021 and $1,281,563 in 2020)	$1,303,126	$1,367,152
Other investment	—	449
Policy loans	1,679	1,605

Total Investments	1,304,805	1,369,206

Cash and cash equivalents	175,057	160,855
Restricted cash and cash equivalents	34,424	27,564
Accrued investment income	10,046	10,759
Deferred policy acquisition costs	82,643	74,818
Reinsurance deposit and receivables	806,348	856,632
Other assets	18,843	26,109
Net deferred tax asset	59,502	39,490
Separate account assets	46,885,350	40,059,818

Total Assets	49,377,018	42,625,251

LIABILITIES
Future contract and policy benefits	556,693	590,702
Contract holder deposit funds	587,152	611,551
Investment trades payable, net	3,036	7,545
Other liabilities and accrued expenses	68,356	64,706
Income taxes payable	50,344	45,678
Payable to parent and affiliates, net	9,466	12,131
Separate account liabilities	46,885,350	40,059,818

Total Liabilities	48,160,397	41,392,131

Commitments and Contingencies (Note 12)
STOCKHOLDER’S EQUITY
Common stock, par value $10 per share—1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	16,281	63,756
Retained earnings	1,125,912	1,094,877
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,216,571	1,233,011
Noncontrolling interest	50	109

Total Stockholder’s Equity	1,216,621	1,233,120
Total Liabilities and Equity	$49,377,018	$42,625,251

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2021	2020	2019
REVENUES
Fees charged to contract holders	$146,884	$123,614	$117,618
Fund administration fees (1)	62,022	52,478	50,601
Net investment income	32,750	37,923	39,670
Interest on reinsurance deposit	21,099	22,318	23,681
Premiums, net	5,028	7,211	8,237
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	13,113	20,588	2,298

Total net realized investment gains (losses)	13,113	20,588	2,298
Total Revenues	280,896	264,132	242,105

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	84,370	77,140	73,642
Contract and policy benefits and expenses	39,183	33,312	40,516
Other expenses	12,113	4,839	9,469

Total Benefits and Expenses	135,666	115,291	123,627

Income before income taxes	145,230	148,841	118,478
Income tax expense	12,404	20,662	11,887

Net Income	132,826	128,179	106,591
Less: Net loss attributable to noncontrolling interest	(1,209)	(467)	(913)

Net Income Attributable to Fidelity Investments Life Insurance Company	$134,035	$128,646	$107,504

Net Income	$132,826	$128,179	$106,591

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(47,247)	60,551	58,918
Reclassification adjustment for net realized (gains) losses included in net income	(13,113)	(20,588)	(2,298)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	12,885	(8,513)	(8,642)

Other comprehensive (loss) income, net of tax	(47,475)	31,450	47,978

Comprehensive Income	85,351	159,629	154,569
Less: Comprehensive loss attributable to noncontrolling interest	(1,209)	(467)	(913)

Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$86,560	$160,096	$155,482

(1)	Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2021, 2020, and 2019

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity
Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(453)	—	(453)
Other contributions	—	—	—	—	923	923
Net income (loss)	—	—	—	107,504	(913)	106,591
Other comprehensive income (loss)
	—	—	47,978	—	—	47,978

Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

Comprehensive income:
Other contributions	—	—	—	—	458	458
Net income (loss)	—	—	—	128,646	(467)	128,179
Dividends paid to parent				(102,000)	—	(102,000)
Other comprehensive income (loss)	—	—	31,450	—	—	31,450

Balance at December 31, 2020	$3,000	$71,378	$63,756	$1,094,877	$109	$1,233,120

Comprehensive income:
Other contributions	—	—	—	—	1,150	1,150
Net income (loss)	—	—	—	134,035	(1,209)	132,826
Dividends paid to parent	—	—	—	(103,000)	—	(103,000)
Other comprehensive income (loss)	—	—	(47,475)	—	—	(47,475)

Balance at December 31, 2021	$3,000	$71,378	$16,281	$1,125,912	$50	$1,216,621

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2021	2020	2019
Cash flows provided by (used in) operating activities:
Net income	$132,826	$128,179	$106,591
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	2,693	4,716	1,674
Net realized investment (gains) losses on sales	(13,113)	(20,588)	(2,298)
Provision for deferred taxes	(7,127)	(6,092)	(5,938)
Equity loss from investee company	12,113	4,839	9,469
Changes in assets and liabilities:
Accrued investment income	713	151	(3,493)
Deferred policy acquisition costs, net of amortization	(6,313)	(2,300)	(3,851)
Future contract and policy benefits, net	70,619	65,061	57,102
Reinsurance deposit and receivables	50,284	59,922	55,330
(Receivable) payable to parent and affiliates, net	(2,665)	853	1,136
Income taxes payable	4,666	26,792	11,838
Other assets and other (liabilities), net	2,684	(1,408)	7,737

Net cash provided by (used for) operating activities	247,380	260,125	235,297

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(403,872)	(469,948)	(505,951)
Proceeds from sales of debt securities	269,420	355,814	313,346
Proceeds from maturities and calls of debt securities	145,470	114,073	32,664
Investment in investee company	(9,988)	(4,349)	(8,901)
Accrued (distributions) contributions in investee company	(371)	223	595
Investment trades payable/ receivable, net	(4,509)	(4,089)	(219,336)
Additions to capitalized internal use software	—	(5,445)	(5,109)
Proceeds from sale of capitalized internal use software	8,021	—	—
Change in policy loans	(74)	(146)	(210)

Net cash provided by (used for) investing activities	4,097	(13,867)	(392,902)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	2,426,329	1,499,364	1,547,132
Net transfers from separate accounts	(643,299)	496,114	528,381
Withdrawals from variable annuity contracts	(1,905,968)	(2,104,915)	(2,127,725)
Withdrawals from fixed annuity contracts	(4,477)	(4,622)	(63,563)
Dividend paid to parent	(103,000)	(102,000)	—

Net cash used for financing activities	(230,415)	(216,059)	(115,775)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	21,062	30,199	(273,380)
Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	188,419	158,220	431,600

End of year	$209,481	$188,419	$158,220

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Effective January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the consolidated statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.

Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary (“OTTI”), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $171,114 and $150,734 at December 31, 2021, and 2020, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,713 and $13,854 at December 31, 2021, and 2020, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the consolidated statements of comprehensive income.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The two largest reinsurance counterparty exposures are either partially held in a collateral account or partially secured by investments held in trust, which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.

Effective January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.

Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2021, 2020, or 2019.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Effective January 2021, the Company sold certain capitalized software assets at their carrying value of $8,021 to Fidelity Technology Group, LLC (“FTG”), an affiliate which is wholly-owned by FMR LLC.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Recent Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses (“CECL”). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the consolidated financial statements.

The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The Company adopted this guidance effective January 1, 2020 which did not have an impact on the consolidated financial statements.

The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the consolidated financial statements. A cumulative effect adjustment of $453, net of taxes, was recorded as a decrease to retained earnings.

The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the consolidated financial statements.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$1,346	$2,228
Change in benefit ratio estimate	(1,181)	(864)
Interest on reserve	11	98
Claims paid	(386)	(1,042)
Accrual of benefit ratio	243	926

Ending Balance	$33	$1,346

The reinsurance recoverables associated with the GMDB were $30 and $1,343 at December 31, 2021 and 2020, respectively.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 4.1% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.2%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2021 and 2020. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2021	2020
Net deposits paid
Account value	$5,772,282	$5,217,828
Net amount at risk	$58,617	$66,952
Average attained age of contract holders	70	69
Ratchet (highest historical account value at specified anniversary dates)
Account value	$272,807	$248,938
Net amount at risk	$6,212	$8,769
Average attained age of contract holders	73	73

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2021	2020
Beginning Balance	$5,757	$2,255
Change in benefit ratio estimate	3,601	2,961
Interest on reserve	487	271
Accrual of benefit ratio	492	270

Ending Balance	$10,337	$5,757

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $9,997 and $5,559 at December 31, 2021, and 2020, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 1.7% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 15 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 90% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 5.3%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2021, and 2020:

	Years Ended December 31,
	2021	2020
Account value	$1,815,107	$1,729,147
GWB value	$1,736,124	$1,593,406
Average attained age of contract holders	78	78

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities	$36,071	$40,564	$39,916
Cash and cash equivalents	14	601	2,770
Other income	219	215	184

Total investment income	36,304	41,380	42,870
Less: investment expenses	3,554	3,457	3,200

Net investment income	$32,750	$37,923	$39,670

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2021	2020	2019
Debt securities:
Gross realized gains	$14,052	$24,024	$4,093
Gross realized losses	(939)	(3,436)	(1,795)

Total realized investment gains (losses)	13,113	$20,588	$2,298

There were no realized investment losses as a result of impairments in 2021, 2020 or 2019. There were no debt securities that were non-income producing for 2021, 2020 or 2019, respectively. There was no interest foregone by non-income producing securities for 2021, 2020, and 2019, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2021	2020
Debt securities	$22,105	$85,589
DAC, Premium deficiency reserves	(1,455)	(4,579)
Deferred income tax benefit (expense)	(4,369)	(17,254)

	$16,281	$63,756

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2021 were as follows:

	2021
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$37,992	$(487)	5	$72,458	$(3,293)	4	$110,450	$(3,780)	9
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	278,918	(4,997)	148	36,804	(1,748)	22	315,722	(6,745)	170
Mortgage and asset-backed securities	1,107	(10)	3	93	—	1	1,200	(10)	4

Total	$318,017	$(5,494)	156	$109,355	$(5,041)	27	$427,372	$(10,535)	183

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	17,664	(293)	85	5,833	(217)	23	23,497	(510)	108
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$17,664	$(293)	85	$5,833	$(217)	23	$23,497	$(510)	108

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2021. Investments in below investment grade securities have an average fair value of 98% of amortized cost as of December 31, 2021.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2020, were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$33,261	$(371)	3	$—	$—	—	$33,261	$(371)	3
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	$7,583	$(54)	5	$—	$—	—	7,583	(54)	5
Mortgage and asset-backed securities	—	—	—	1,276	(34)	2	1,276	(34)	2

Total	$40,844	$(425)	8	$1,276	$(34)	2	$42,120	$(459)	10

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	4,351	(33)	12	5,291	(56)	6	9,642	(89)	18
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$4,351	$(33)	12	$5,291	$(56)	6	$9,642	$(89)	18

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value 99% of amortized cost as of December 31, 2020.

The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2021 or 2020. The allowance for credit losses was zero as of December 31, 2021 and 2020, respectively.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2021, were as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$179,881	$1,560	$(3,780)	$—	$177,661
States and political subdivisions	1,335	105	—	—	1,440
Corporate and other debt securities	1,095,431	31,451	(7,255)	—	1,119,627
Mortgage and asset-backed securities	4,374	34	(10)	—	4,398

Total debt securities	$1,281,021	$33,150	$(11,045)	$—	$1,303,126

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$219,577	$13,973	$(371)	—	$233,179
States and political subdivisions	1,371	149	—	—	$1,520
Corporate and other debt securities	1,049,898	71,873	(143)	—	$1,121,628
Mortgage and asset-backed securities	10,717	142	(34)	—	10,825

Total debt securities	$1,281,563	$86,137	$(548)	—	$1,367,152

During 2021 and 2020, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $269,420, $355,814 and $313,346 in 2021, 2020 and 2019, respectively.

The amortized cost and fair value of debt securities at December 31, 2021, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

	December 31, 2021
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$91,040	$91,959
Due after 1 year through 5 years	586,413	606,610
Due after 5 years through 10 years	529,334	528,772
Due after 10 years	69,860	71,387
Mortgage and asset-backed securities	4,374	4,398

	$1,281,021	$1,303,126

At December 31, 2021, and 2020, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2021, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,793 and $2,872 respectively. At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,793 and $2,966 respectively.

5. VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $9,988, $4,349 and $8,901, respectively for the years ended December 31, 2021, 2020, and 2019 respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $34,424 and $27,564 as of December 31, 2021, and 2020, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2021, and 2020 and for the years ended December 31, 2021, and 2020:

	December 31,
	2021	2020
Total Assets	$3,572	$2,855
Total Liabilities	3,522	2,746

Noncontrolling equity interest	$50	$109

	Years Ended December 31,
	2021	2020	2019
Total Revenues	$35	$178	$354
Total Expenses	(1,244)	(645)	(1,267)

Net loss before income taxes	(1,209)	(467)	(913)
Income tax expense	—	—	—

Net Loss	(1,209)	(467)	(913)
Less: Net loss attributable to noncontrolling interest	(1,209)	(467)	(913)

Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2021
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$177,661	$—	$—	$177,661
States and political subdivisions	—	1,440	—	1,440
Corporate and other debt securities	—	1,119,627	—	1,119,627
Mortgage and asset-backed securities	—	4,398	—	4,398

Total available-for-sale debt securities	177,661	1,125,465	—	1,303,126
Cash equivalents	171,114	—	—	171,114

Subtotal excluding separate account assets	348,775	1,125,465	—	1,474,240
Separate account assets	46,885,350			46,885,350

Total	$47,234,125	$1,125,465	$—	$48,359,590

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$233,179	$—	$—	$233,179
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	1,121,628	—	1,121,628
Mortgage and asset-backed securities	—	10,825	—	10,825

Total available-for-sale debt securities	233,179	1,133,973	—	1,367,152
Cash equivalents	150,734	—	—	150,734

Subtotal excluding separate account assets	383,913	1,133,973	—	1,517,886
Separate account assets	40,059,818	—	—	40,059,818

Total	$40,443,731	$1,133,973	$—	$41,577,704

Financial Instruments Not Carried at Fair Value

There were no Level 3 assets held by the Company during 2021 or 2020. There were no transfers into or out of Level 3 during 2021 or 2020

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2021		December 31, 2020
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Other investment	$—	$—	$449	$449
Policy loans	1,679	1,679	1,605	1,605
Reinsurance deposit and receivables	806,348	869,040	856,632	936,510

Total	$808,027	$870,719	$858,686	$938,564

Financial Liabilities:
Contract holder deposit funds	$587,152	$652,985	$611,551	$696,702

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2021	2020	2019
Current:
Federal	$19,128	$26,366	$17,565
State	403	388	260

	$19,531	$26,754	$17,825

Deferred:
Federal	$(7,180)	$(5,982)	$(5,880)
State	53	(110)	(58)

	$(7,127)	$(6,092)	$(5,938)

Income tax expense	$12,404	$20,662	$11,887

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7. INCOME TAXES (CONTINUED):

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	December 31,
	2021	2020
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$23,266	$20,031
Contract holder reserves	41,421	38,825
Contract holder reserves—Tax Cuts and Jobs Act (“TCJA”)
Transition Adjustment	(5,884)	(7,355)
Unrealized gains on available-for-sale securities	(4,682)	(18,172)
Deferred revenue	2,733	2,899
Deferred compensation and retirement benefit plans	985	1,415
Other, net	1,663	1,847

Net deferred tax asset before valuation allowance	59,502	39,490

Valuation allowance	—	—

Net deferred tax asset after valuation allowance	$59,502	$39,490

The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2021	2020	2019
Beginning balance	$—	$—	$4,902
Additions charged to expense, equity	—	—	—
Reductions for recoveries	—	—	(4,902)

Ending balance	$—	$—	$—

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2021	2020	2019
Tax provision at U.S. Federal statutory rate	$30,499	$31,257	$24,879
Unrecognized tax benefits	8,727	4,715	11,392
Provision to return adjustment	2,350	6,031	—
Dividends received deduction	(19,358)	(17,538)	(13,935)
IRC 45 tax credit	(10,451)	(4,156)	(8,380)
(Decrease) increase in valuation allowance	—	—	(1,504)
Other, net	637	353	(565)

Income tax expense	$12,404	$20,662	$11,887

The Company paid (recovered) net federal and state income taxes of $14,865, ($38), and $5,987 in 2021, 2020, and 2019, respectively.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2018. The Company is not currently under examination for the income tax filings in any other jurisdictions.

On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company’s consolidated financial statements.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2021 was $53,082 (including $6,242 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $103,000, $102,000, and $0 in 2021, 2020 and 2019, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2021	2020	2019
FILI
Statutory net income	$125,298	$103,869	$102,715
Statutory surplus	$1,086,824	$1,068,958	$1,061,922
EFILI
Statutory net income	$10,701	$10,778	$9,230
Statutory surplus	$110,394	$110,443	$100,022

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $45,325, $36,119 and $33,778 in 2021, 2020 and 2019, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $46,019, $36,523, and $34,623 in 2021, 2020 and 2019, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $20,383, $16,515, and $18,339 in 2021, 2020 and 2019, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses.

The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,379, $2,299, and $2,125 in 2021, 2020 and 2019, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $20,392, $16,810, and $20,397 in 2021, 2020 and 2019, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,829, 1,869 and $1,692 in 2021, 2020 and 2019, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $3,089, $3,764, and $4,999 in 2021, 2020 and 2019, respectively.

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarially derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2021, 2020 and 2019, compensation expense related to the RHRP was $254, $236 and $206, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2022. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2021. The Company earned $0, $0, and $0 of interest and $122, $122, and $122 of facility fees for the years ended December 31, 2021, 2020 and 2019 respectively. Effective March, 2022, the Company and FMR LLC extended the LOC Agreement for one year.

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2021	2020	2019
Underwriting, acquisition and insurance expenses:
Commissions, gross	$46,019	$36,523	$34,623
Compensation and benefits	22,427	19,516	19,630
Capitalization of deferred policy acquisition costs	(5,423)	(3,866)	(4,511)
(Accretion) amortization of deferred policy acquisition costs	(890)	1,566	660
Rent expense	1,941	2,146	2,164
Taxes, licenses and fees	2,011	1,249	1,849
General insurance expenses	18,285	20,006	19,227

Total underwriting, acquisition and insurance expenses	$84,370	$77,140	$73,642

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $6,950, $3,844, and $3,896 in 2021, 2020 and 2019, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

The Company is subject to concentration risks related to the two coinsurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	As of December 31,
	2021	2020
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$381,969	$415,727
Principal Life Insurance Company	386,910	410,621

Reinsurance deposits and receivables	$768,879	$826,348

Contract holder deposit funds and future contract and policy benefits	$768,879	$826,348

Interest on reinsurance deposit	$21,125	$22,217

Contract and policy benefits and expenses	$17,902	$18,833

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. REINSURANCE: (CONTINUED)

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2021.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2021	2020	2019
Direct life premiums	$11,831	$12,328	$13,013
Reinsurance ceded, net of ceding expense allowance	(6,803)	(5,117)	(4,776)

Net premiums	$5,028	$7,211	$8,237

Direct contract and policy benefits	$79,036	$71,344	$77,193
Reinsurance ceded benefits incurred	(57,074)	(52,900)	(51,627)
Reinsurance costs	17,221	14,868	14,950

Net contract and policy benefits	$39,183	$33,312	$40,516

12. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2022 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

32

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b)	Custodian Agreement—Not Applicable.

(c)	Underwriting Contracts

(1)

Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity    Brokerage Services LLC incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(2)

Commission Schedule incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(d)	Contracts

(1)

Specimen Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(2)

Specimen Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(3)

Endorsement for Qualified Contracts incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(e)	Applications

(1)

Application for Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(2)

Application for Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(f)	Depositor’s Certification of Incorporation and By-laws

(1)

Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(2)

Amended By-laws of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(g)	Reinsurance Contracts - Not Applicable.

(h)	Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(2)

Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(3)

Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(4)

Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on August 29, 1997

(5)

Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited., incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 24, 2001

(6)

Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2006

(7)

Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter), a Delaware limited liability company incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on September 21, 2009.

(8)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V. filed herein as Exhibit (h)(8)

(i)	Administrative Contracts – Not Applicable

(j)	Other Material Contracts – Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k).

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l).

(m)	Omitted Financial Statements – Not Applicable

(n)	Initial Capital Agreements – Not Applicable

(o)	Form of Initial Summary Prospectuses – Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(2)

Power of Attorney for Peter G. Johannsen incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(3)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(4)

Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(5)

Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(6)

Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(7)

Power of Attorney for Sriram Subramaniam incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(8)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(9)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(10)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(11)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 41 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2020

(12)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 42 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 30, 2021.

(13)

Power of Attorney for Gerald W. Patterson incorporated by reference from Post-Effective Amendment No. 43 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on January 31, 2022.

(q)	Board of Directors Resolution filed herein as Exhibit (q).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Gerald W. Patterson	Director and President
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Peter G. Johannsen	Director
Malcolm Mackay	Director
Kathleen A. Murphy	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Roger T. Servison	Director
Sriram Subramaniam	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services and Operations
Tamara Bogojevic-Catanzano	Illustration Actuary

Robert K. Leach	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Miles Mei	Vice President and Treasurer
Deepa Rao Trivedi	Vice President, Technology Management
Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Laurie T. Jarasitis	Vice President, Human Resources
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

The depositor, Fidelity Investments Life Insurance Company, a Utah Corporation is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Products Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Depositor
Sriram Subramaniam	President, Chief Executive Officer & Director
David W. Morse	Director
David Canter	Director
David Golino	Chief Financial Officer
Michael Lyons	Senior Vice President and Treasurer
Eric C. Green	Assistant Treasurer
David Forman	Chief Legal Officer & Secretary
Lisa D. Kriser	Assistant Secretary

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, RI 02917.

(c)

Compensation From the Registrant: The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$18,665,010	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, RI 02917.

Item 33. Management Services — Not Applicable

Item 34. Fee Representation

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and the state of Rhode Island, on this 29th day of April, 2022.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant) By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on this 29th day of April, 2022.

Signature	Title
/s/ *		)
Gerald W. Patterson	President and Director	)

/s/ *		)
William J. Johnson, Jr.	Director	)

/s/ *		)
Wendy E. John	Director	)

/s/ *		)
Miles Mei	Treasurer	)

/s/ *		)
Rodney R. Rohda	Director	)	By: /s/Lance A. Warrick
/s/ *		)	Lance A. Warrick
Roger T. Servison	Director	)	(Attorney-in-Fact)*

/s/ *		)
Kathleen A. Murphy	Director	)

/s/ *		)
Jane P. Jamieson	Director	)

/s/ *		)
Malcolm MacKay	Director	)

/s/ *		)
Peter G. Johannsen	Director	)

/s/ *		)
Nancy D. Prior	Director	)

/s/ *		)
Sriram Subramaniam	Director	)

/s/ *		)
David J. Vargo	Director	)